Quarterly Holdings Report
for
Fidelity® Limited Term Municipal Income Fund
September 30, 2025
STM-NPRT3-1125
1.807744.121
Municipal Securities - 97.0%
	Principal Amount (a)	Value ($)
Alabama - 5.6%
Education - 0.1%
University AL Gen Rev 5% 7/1/2031	2,285,000	2,490,937
Electric Utilities - 0.1%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2007 A, 3.375% tender 6/1/2034 (b)	1,705,000	1,730,807
General Obligations - 5.1%
Black Belt Energy Gas Dist Alagas Prepay Rev 4% tender 10/1/2049 (Morgan Stanley Guaranteed) (b)	4,000,000	4,043,905
Black Belt Energy Gas District 5% 5/1/2028 (BP PLC Guaranteed)	95,000	99,054
Black Belt Energy Gas District 5% 5/1/2029 (BP PLC Guaranteed)	795,000	840,569
Black Belt Energy Gas District 5% 5/1/2030 (BP PLC Guaranteed)	2,125,000	2,273,049
Black Belt Energy Gas District 5% 5/1/2031 (BP PLC Guaranteed)	4,050,000	4,361,153
Black Belt Energy Gas District 5% 5/1/2032 (BP PLC Guaranteed)	4,330,000	4,670,726
Black Belt Energy Gas District 5% 5/1/2033 (BP PLC Guaranteed)	7,025,000	7,575,204
Black Belt Energy Gas District 5.25% 12/1/2026 (Morgan Stanley Guaranteed)	1,845,000	1,886,138
Black Belt Energy Gas District 5.25% 12/1/2027 (Morgan Stanley Guaranteed)	1,170,000	1,219,732
Black Belt Energy Gas District 5.25% 12/1/2028 (Morgan Stanley Guaranteed)	1,275,000	1,350,430
Black Belt Energy Gas District 5.25% 6/1/2027 (Morgan Stanley Guaranteed)	1,290,000	1,331,827
Black Belt Energy Gas District 5.25% 6/1/2028 (Morgan Stanley Guaranteed)	1,540,000	1,617,453
Black Belt Energy Gas District 5.25% 6/1/2029 (Morgan Stanley Guaranteed)	1,000,000	1,058,315
Black Belt Energy Gas District 5.25% tender 2/1/2053 (Morgan Stanley Guaranteed) (b)	18,350,000	19,598,833
Black Belt Energy Gas District Series 2022 E, 5% tender 5/1/2053 (Canadian Imperial Bank of Commerce/New York NY Guaranteed) (b)	6,200,000	6,513,503
Black Belt Energy Gas District Series 2023 D 1, 5.5% tender 6/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	6,990,000	7,491,487
Black Belt Energy Gas District Series 2024 C, 5% tender 5/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	5,250,000	5,698,025
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2026 (Morgan Stanley Guaranteed)	1,500,000	1,506,927
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2027 (Morgan Stanley Guaranteed)	2,440,000	2,467,664
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2028 (Morgan Stanley Guaranteed)	3,780,000	3,846,539
Southeast Energy Auth Commodity Supply Rev Ala Series 2022 B 1, 5% tender 5/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	6,035,000	6,332,844
Southeast Energy Auth Coop Dist Ala Commodity Supply Rev Series 2023 B, 5% tender 1/1/2054 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	10,000,000	10,695,601
Southeast Energy Authority A Cooperative District 5% 1/1/2030 (Athene Annuity And Life Company Guaranteed)	1,175,000	1,237,828
Southeast Energy Authority A Cooperative District 5% 1/1/2031 (Athene Annuity And Life Company Guaranteed)	2,000,000	2,122,418
Southeast Energy Authority A Cooperative District 5% 7/1/2029 (Athene Annuity And Life Company Guaranteed)	1,580,000	1,659,594
Southeast Energy Authority A Cooperative District 5% 7/1/2030 (Athene Annuity And Life Company Guaranteed)	1,250,000	1,323,991
Southeast Energy Authority A Cooperative District 5% 7/1/2031 (Athene Annuity And Life Company Guaranteed)	1,400,000	1,488,709
Southeast Energy Authority A Cooperative District 5% tender 5/1/2055 (Royal Bank of Canada Guaranteed) (b)	6,230,000	6,727,988
Southeast Energy Authority A Cooperative District Series 2024C, 5% 11/1/2030 (Pacific Life Insurance Co Guaranteed)	1,500,000	1,624,512
Southeast Energy Authority A Cooperative District Series 2024C, 5% 11/1/2031 (Pacific Life Insurance Co Guaranteed)	1,355,000	1,476,899
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 10/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	18,055,000	19,694,172
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2031 (New York Life Insurance Co Guaranteed)	1,250,000	1,351,996
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2032 (New York Life Insurance Co Guaranteed)	1,590,000	1,724,618
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2033 (New York Life Insurance Co Guaranteed)	1,625,000	1,772,979
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2034 (New York Life Insurance Co Guaranteed)	1,850,000	2,024,698
		140,709,380
Health Care - 0.3%
Huntsville AL Hlth Care Auth (Huntsville Hospital Al Proj.) Series 2023 A, 5% tender 6/1/2053 (b)	8,950,000	9,733,137
Transportation - 0.0%
Birmingham AL Arpt Auth Arpt Series 2020, 5% 7/1/2026 (Build America Mutual Assurance Co Insured)	555,000	564,905
Birmingham AL Arpt Auth Arpt Series 2020, 5% 7/1/2027 (Build America Mutual Assurance Co Insured)	500,000	521,324
		1,086,229
Water & Sewer - 0.0%
Jefferson Cnty AL Swr Rev 5% 10/1/2029	1,195,000	1,298,109
TOTAL ALABAMA		157,048,599
Alaska - 0.4%
General Obligations - 0.3%
Alaska Municipal Bond Bank Authority Series 2015B TWO, 5% 3/1/2028 (Alaska St Guaranteed) (c)	240,000	240,343
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2028	1,300,000	1,392,742
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2029	2,000,000	2,190,197
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2030	2,000,000	2,234,126
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2031	1,500,000	1,699,864
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2032	1,750,000	2,004,183
		9,761,455
Housing - 0.0%
Alaska Hsg Fin Corp Mtg Rev Series 2022A, 3% 6/1/2051	815,000	803,174
Transportation - 0.1%
Alaska Airport Series 2021 C, 5% 10/1/2026 (c)	1,510,000	1,543,652
TOTAL ALASKA		12,108,281
Arizona - 2.0%
Education - 0.1%
Arizona Brd Regents AZ St Univ Sys Rev (Arizona St Univ Revs Proj.) 5% 8/1/2026	1,100,000	1,123,067
Arizona Brd Regents AZ St Univ Sys Rev (Arizona St Univ Revs Proj.) 5% 8/1/2027	1,500,000	1,569,661
		2,692,728
General Obligations - 0.3%
Glendale AZ Union High Sch Dst 5% 7/1/2026 (Assured Guaranty Inc Insured)	200,000	203,448
Glendale AZ Union High Sch Dst 5% 7/1/2027 (Assured Guaranty Inc Insured)	250,000	260,658
Maricopa County Special Health Care District Gen. Oblig. 5% 7/1/2026	3,000,000	3,054,425
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2028 (Assured Guaranty Inc Insured)	900,000	961,144
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2029 (Assured Guaranty Inc Insured)	600,000	653,634
Scottsdale AZ Uni Sch Dist #48 4% 7/1/2026	900,000	910,698
Scottsdale AZ Uni Sch Dist #48 4% 7/1/2027	225,000	231,155
Tucson Ariz Ctfs Partn (Tucson AZ Proj.) 5% 7/1/2027 (Assured Guaranty Inc Insured)	1,245,000	1,266,134
Western Maricopa Ed Ctr Dist No 402 Maricopa Cnty Ariz 5% 7/1/2026	2,000,000	2,036,583
		9,577,879
Health Care - 1.0%
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2026	1,200,000	1,208,961
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2027	1,200,000	1,238,051
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2028	2,100,000	2,246,584
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2029	4,000,000	4,360,820
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2030	3,250,000	3,594,234
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 D, 5% tender 1/1/2046 (b)	6,765,000	6,858,614
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2023 A 2, 5% tender 1/1/2053 (b)	4,480,000	4,698,192
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) Series 2016, 5% 1/1/2026 (d)	265,000	264,187
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2029	1,000,000	1,083,928
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2030	1,250,000	1,378,775
		26,932,346
Housing - 0.2%
Arizona St Indl Dev Auth Multifamily Hsg Rev 2.76% tender 7/1/2047 (b)	6,930,000	6,878,920
Industrial Development - 0.3%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(c)	8,765,000	8,913,945
Transportation - 0.1%
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) 5% 7/1/2028	1,910,000	2,028,810
TOTAL ARIZONA		57,024,628
Arkansas - 0.1%
General Obligations - 0.1%
Pea Ridge Ark Sch Dist No 109 2% 2/1/2033	200,000	177,782
Van Buren Ark Sch Dist No 042 2% 2/1/2034	955,000	826,944
		1,004,726
Health Care - 0.0%
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2030	870,000	920,151
TOTAL ARKANSAS		1,924,877
California - 4.7%
Electric Utilities - 0.6%
Los Angeles CA Wtr & Pwr Rev Series 2024 D, 5% 7/1/2030	1,185,000	1,311,286
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2032	1,500,000	1,698,281
Los Angeles CA Wtr & Pwr Rev Series 2025 B, 5% 7/1/2034	4,975,000	5,701,212
Los Angeles CA Wtr & Pwr Rev Series 2025 B, 5% 7/1/2035	2,165,000	2,485,433
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern Ca Pub Pwr Auth Proj.) Series 2025 2, 5% tender 7/1/2053 (b)	4,100,000	4,349,915
		15,546,127
Escrowed/Pre-Refunded - 0.1%
Los Angeles CA Uni Sch Dist Cp 5% 10/1/2028 (Escrowed to Maturity)	2,055,000	2,231,563
Port Oakland Calif Rev 5% 5/1/2026 (Escrowed to Maturity) (c)	5,000	5,068
Port Oakland Calif Rev 5% 5/1/2027 (Escrowed to Maturity) (c)	5,000	5,198
Port Oakland Calif Rev 5% 5/1/2028 (Escrowed to Maturity) (c)	15,000	15,971
		2,257,800
General Obligations - 1.3%
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (b)	3,865,000	4,166,624
California Community Choice Financing Authority Series 2025B, 5% 11/1/2034 (Pacific Life Insurance Co Guaranteed)	1,300,000	1,413,029
California Community Choice Financing Authority Series 2025C, 5% tender 12/1/2055 (American General Life Insurance Co Guaranteed) (b)	10,225,000	10,974,699
California Community Choice Financing Authority Series 2025D, 5% 1/1/2031 (Forethought Life Insurance Co Guaranteed)	3,830,000	4,071,947
California Community Choice Financing Authority Series 2025D, 5% 7/1/2030 (Forethought Life Insurance Co Guaranteed)	1,850,000	1,963,653
California St Pub Wks Brd Lse Series 2023A, 5% 12/1/2029	2,000,000	2,216,136
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) 5% 10/1/2028	1,395,000	1,510,667
San Joaquin Valley Clean Energy Authority 5% 7/1/2028 (Goldman Sachs Group Inc/The Guaranteed)	1,000,000	1,043,383
San Joaquin Valley Clean Energy Authority 5% 7/1/2029 (Goldman Sachs Group Inc/The Guaranteed)	1,125,000	1,189,370
San Joaquin Valley Clean Energy Authority 5% 7/1/2030 (Goldman Sachs Group Inc/The Guaranteed)	1,000,000	1,075,001
San Joaquin Valley Clean Energy Authority 5% 7/1/2031 (Goldman Sachs Group Inc/The Guaranteed)	1,250,000	1,355,425
State of California Gen. Oblig. 4% 11/1/2026	700,000	712,762
State of California Gen. Oblig. 5% 10/1/2028	4,000,000	4,312,064
State of California Gen. Oblig. Series 2017, 5% 8/1/2026	1,200,000	1,226,893
		37,231,653
Other - 0.3%
California Infrastructure & Economic Development Bank (CA Academy of Science Proj.) Series 2024A, 3.25% 8/1/2029	6,155,000	6,251,453
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (b)	780,000	723,367
		6,974,820
Transportation - 2.4%
Bay Area Toll Auth CA Bridge Rev 2% tender 4/1/2056 (b)	7,365,000	7,169,696
Bay Area Toll Auth CA Bridge Rev 2.95% tender 4/1/2047 (b)	4,655,000	4,657,097
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2026 (Build America Mutual Assurance Co Insured) (c)	1,000,000	1,014,926
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2027 (Build America Mutual Assurance Co Insured) (c)	1,340,000	1,388,735
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2028 (Build America Mutual Assurance Co Insured) (c)	2,885,000	3,047,242
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2029 (Build America Mutual Assurance Co Insured) (c)	3,025,000	3,252,934
Los Angeles CA Dept Arpts Rev Series 2018 B, 5% 5/15/2026 (c)	1,545,000	1,567,156
Los Angeles CA Dept Arpts Rev Series 2018 C, 5% 5/15/2027 (c)	1,615,000	1,675,754
Los Angeles CA Dept Arpts Rev Series 2020C, 5% 5/15/2026 (c)	2,645,000	2,682,931
Port Oakland Calif Rev Series 2021 H, 5% 5/1/2026 (c)	1,825,000	1,845,738
Port Oakland Calif Rev Series 2021 H, 5% 5/1/2027 (c)	3,395,000	3,500,826
Port Oakland Calif Rev Series 2021 H, 5% 5/1/2028 (c)	985,000	1,036,857
Sacramento Cnty CA Arpt Sys Rv Series 2025A, 5% 7/1/2032 (c)	1,000,000	1,107,285
Sacramento Cnty CA Arpt Sys Rv Series 2025A, 5% 7/1/2033 (c)	1,375,000	1,529,081
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5% 7/1/2029 (Assured Guaranty Inc Insured) (c)	1,675,000	1,793,815
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5% 7/1/2030 (Assured Guaranty Inc Insured) (c)	880,000	957,166
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5% 7/1/2031 (Assured Guaranty Inc Insured) (c)	925,000	1,017,054
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5% 7/1/2032 (Assured Guaranty Inc Insured) (c)	970,000	1,074,067
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5% 7/1/2033 (Assured Guaranty Inc Insured) (c)	2,035,000	2,263,040
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2020C, 5% 7/1/2026 (c)	1,000,000	1,013,211
San Francisco CA City & County Airports Commission International Airport Revenue (Sfo Fuel CO LLC Proj.) Series 2019 A, 5% 1/1/2027 (c)	2,405,000	2,463,434
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2026 (c)	4,535,000	4,593,392
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2027 (c)	4,590,000	4,747,501
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2028 (c)	6,130,000	6,448,572
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2029 (c)	4,100,000	4,390,396
		66,237,906
Water & Sewer - 0.0%
Castaic Lake Wtr Agy CA Ctfs Series 1999 A, 0% 8/1/2028 (Ambac Assurance Corp Insured) (e)	1,435,000	1,342,174
TOTAL CALIFORNIA		129,590,480
Colorado - 1.3%
Education - 0.1%
University Colo Enterprise Sys Series 2021 C 3B, 2% tender 6/1/2051 (b)	1,345,000	1,327,648
University Colo Enterprise Sys Series 2021C 3A, 2% tender 6/1/2051 (b)	1,625,000	1,624,523
		2,952,171
General Obligations - 0.0%
Regional Trans Dist CO Ctfs Part 5% 6/1/2026	1,000,000	1,016,149
Health Care - 1.1%
Colorado Health Facilities Authority (Advent Health Proj.) 5% tender 11/15/2049 (b)	6,065,000	6,210,354
Colorado Health Facilities Authority (Advent Health Proj.) Series 2024 A, 5% tender 11/15/2059 (b)	2,070,000	2,249,515
Colorado Health Facilities Authority (Advent Health Proj.) Series 2024 A, 5% tender 11/15/2059 (b)	1,270,000	1,418,600
Colorado Health Facilities Authority (Advent Health Proj.) Series 2025A, 5% tender 11/15/2060 (b)	4,260,000	4,651,590
Colorado Health Facilities Authority (Advent Health Proj.) Series A 1, 5% tender 11/15/2058 (b)	12,265,000	13,003,274
Colorado Health Facilities Authority (Commonspirit Health Proj.) Series 2019 B 2, 5% tender 8/1/2049 (b)	2,035,000	2,045,490
		29,578,823
Housing - 0.0%
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 F, 4.25% 11/1/2049	590,000	596,610
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 H, 4.25% 11/1/2049	290,000	293,689
		890,299
Transportation - 0.1%
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2029 (c)	1,205,000	1,273,831
E-470 Pub Hwy Auth Colo Rev 5% 9/1/2026	1,750,000	1,788,207
		3,062,038
TOTAL COLORADO		37,499,480
Connecticut - 2.8%
Education - 0.9%
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) 2.8% tender 7/1/2057 (b)	19,250,000	19,235,842
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2017 B2, 3.2% tender 7/1/2037 (b)	3,370,000	3,377,664
Connecticut State Health & Educational Facilities Authority (Yale University Proj.) Series A 2, 2% tender 7/1/2042 (b)	1,725,000	1,713,692
		24,327,198
General Obligations - 1.0%
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2029 (Build America Mutual Assurance Co Insured)	1,195,000	1,299,981
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2030 (Build America Mutual Assurance Co Insured)	1,000,000	1,108,550
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2031 (Build America Mutual Assurance Co Insured)	2,700,000	3,028,628
Connecticut St Gen. Oblig. 4% 6/1/2026	1,100,000	1,110,195
Connecticut St Gen. Oblig. 5% 11/15/2026	6,000,000	6,164,656
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2030	965,000	1,047,134
Connecticut St Gen. Oblig. Series 2025 B, 5% 12/1/2031	1,670,000	1,898,036
Connecticut St Gen. Oblig. Series 2025 B, 5% 12/1/2032	2,245,000	2,577,134
Hartford Cnty Conn Met Dist Gen. Oblig. Series 2021 A, 5% 9/1/2027	800,000	841,404
Hartford Cnty Conn Met Dist Gen. Oblig. Series 2021 A, 5% 9/1/2028	775,000	832,968
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2032 (Assured Guaranty Inc Insured)	2,920,000	3,302,980
Stratford CT Gen. Oblig. Series 2018, 5% 1/1/2026	3,735,000	3,758,799
University Connecticut (Connecticut St Proj.) Series 2019 A, 5% 11/1/2026	1,000,000	1,026,778
		27,997,243
Health Care - 0.1%
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2028 (d)(f)	1,315,000	854,750
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2029 (d)(f)	940,000	611,000
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 5% 7/1/2027	250,000	258,399
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 5% 7/1/2028	300,000	315,344
		2,039,493
Special Tax - 0.8%
Connecticut St Spl Tax Oblig Series 2024 B, 5% 7/1/2028	4,395,000	4,697,080
Connecticut St Spl Tax Oblig Series 2024 B, 5% 7/1/2030	8,500,000	9,475,049
Connecticut St Spl Tax Oblig Series A, 5% 9/1/2026	1,025,000	1,048,525
Connecticut St Spl Tax Oblig Series A1, 5% 7/1/2030	6,500,000	7,245,625
		22,466,279
TOTAL CONNECTICUT		76,830,213
Delaware - 0.0%
Electric Utilities - 0.0%
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Co Proj.) Series 2020A, 3.6% 1/1/2031	595,000	616,351
District Of Columbia - 1.7%
Special Tax - 0.2%
District Columbia Income Tax Rev Series 2022C, 5% 12/1/2027	5,900,000	6,228,535
Transportation - 1.5%
Metropolitan Wash DC Arpts Ath 5% 10/1/2026 (c)	12,905,000	13,169,487
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2025 (c)	1,410,000	1,410,000
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2028 (c)	20,500,000	21,802,070
Metropolitan Wash DC Arpts Ath Series 2023 A, 5% 10/1/2028 (c)	3,800,000	4,041,359
		40,422,916
TOTAL DISTRICT OF COLUMBIA		46,651,451
District Of Columbia,Maryland,Virginia - 0.1%
Special Tax - 0.1%
Washington DC Met Area Tran Auth Rev Series 2018, 5% 7/1/2031	1,790,000	1,861,986
Florida - 4.6%
Education - 0.1%
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2026	1,940,000	1,970,777
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2030	685,000	754,558
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2031	450,000	502,766
		3,228,101
Electric Utilities - 0.0%
Florida St Mun Pwr Agy Rev Series 2016A, 4% 10/1/2026	530,000	537,673
Escrowed/Pre-Refunded - 0.0%
Greater Orlando Aviation Auth 5% 10/1/2025 (Escrowed to Maturity) (c)	620,000	620,000
General Obligations - 1.5%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2025 A, 5% 7/1/2028 (Assured Guaranty Inc Insured)	14,000,000	14,920,317
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL School Board Proj.) 5% 7/1/2028 (Assured Guaranty Inc Insured)	3,275,000	3,492,989
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL School Board Proj.) 5% 7/1/2029 (Assured Guaranty Inc Insured)	2,450,000	2,669,924
Hillsborough Cnty FL Sch Brd Series 2017 B, 5% 7/1/2028	2,375,000	2,473,477
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2025	610,000	610,000
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2026	435,000	446,041
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2027	345,000	362,775
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2029	595,000	653,914
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2030	560,000	627,310
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2032	510,000	582,918
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) Series 2022 A, 5% 10/1/2028	685,000	737,679
Lake Cnty Fla Sch Brd Cop (Lake County FL School Board Proj.) Series 2025A, 5% 6/1/2029 (Assured Guaranty Inc Insured)	2,200,000	2,385,310
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2025A, 5% 8/1/2029	5,280,000	5,763,883
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2025A, 5% 8/1/2030	1,625,000	1,808,948
Seminole Cnty FL Sch Brd Ctfs (Seminole Cnty FL Sch Dist Proj.) 5% 7/1/2026	1,115,000	1,134,900
		38,670,385
Health Care - 1.2%
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2026	1,920,000	1,938,603
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2028	2,115,000	2,232,851
Florida Development Finance Corp (Tampa General Hospital, Fl Proj.) Series 2024 B, 5% tender 8/1/2056 (b)	3,940,000	4,301,350
Highlands County Health Facilities Authority (Advent Health Proj.) Series 2024C, 5% tender 11/15/2059 (b)	2,675,000	2,987,996
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev (Baycare Health System Proj.) Series 2024C, 5% 11/15/2029	5,000,000	5,478,331
Lee County Industrial Development Authority/FL (Lee Mem Health Sys Fl Hosp Rev Proj.) 5% tender 4/1/2033 (b)	4,810,000	4,814,692
Palm Beach Cnty FL Health Facs (Lifespace Proj.) 4% 5/15/2029	1,440,000	1,463,900
Palm Beach Cnty FL Health Facs (Lifespace Proj.) Series 2015C, 5% 5/15/2030	2,490,000	2,490,987
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2028	150,000	158,599
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys Of So Fl Proj.) Series 2025B, 5% tender 8/15/2065 (b)	7,000,000	7,692,742
		33,560,051
Housing - 0.2%
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 C, 5% tender 12/1/2026 (b)	1,270,000	1,273,833
Florida Hsg Fin Corp Mltfmy Rv Series 2024 E, 3.8% tender 6/1/2042 (b)	2,675,000	2,686,306
Florida Hsg Fin Corp Rev (FL Homeownership Mortgage Proj.) Series 2021 1, 3% 1/1/2052	3,290,000	3,256,717
		7,216,856
Resource Recovery - 0.1%
Florida Dev Fin Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2025A, 3.4% tender 9/1/2050 (b)(c)	2,405,000	2,404,112
Special Tax - 0.3%
Southeast Overtown Park West Community Redevelopment Agency Series 2025 A, 5% 3/1/2029 (Assured Guaranty Inc Insured)	1,415,000	1,518,052
Southeast Overtown Park West Community Redevelopment Agency Series 2025 A, 5% 3/1/2030 (Assured Guaranty Inc Insured)	900,000	983,079
Southeast Overtown Park West Community Redevelopment Agency Series 2025 A, 5% 3/1/2031 (Assured Guaranty Inc Insured)	3,000,000	3,322,282
Southeast Overtown Park West Community Redevelopment Agency Series 2025B, 5% 3/1/2029 (Assured Guaranty Inc Insured)	935,000	1,003,094
Southeast Overtown Park West Community Redevelopment Agency Series 2025B, 5% 3/1/2030 (Assured Guaranty Inc Insured)	1,280,000	1,398,157
		8,224,664
Transportation - 1.2%
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2025 (c)	1,500,000	1,500,000
Broward Cnty FL Arpt Sys Rev Series 2019 B, 5% 10/1/2025 (c)	755,000	755,000
Florida St Mid Bay Bridge Auth Series A, 5% 10/1/2025	1,710,000	1,710,000
Florida St Mid Bay Bridge Auth Series A, 5% 10/1/2026	1,955,000	1,955,000
Greater Orlando Aviation Auth Series 2016, 5% 10/1/2026 (c)	1,300,000	1,327,678
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2025 (c)	415,000	415,000
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2026 (c)	545,000	556,603
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2027 (c)	1,940,000	2,024,078
Miami-Dade Cnty Fla Aviat Rev Series A, 5% 10/1/2027	1,275,000	1,304,024
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 5% 7/1/2026 (Assured Guaranty Inc Insured)	1,485,000	1,512,842
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 5% 7/1/2027 (Assured Guaranty Inc Insured)	8,200,000	8,559,763
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2029 (c)	1,640,000	1,766,785
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2030 (c)	2,845,000	3,117,050
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2031 (c)	2,790,000	3,082,162
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2032 (c)	3,145,000	3,489,373
		33,075,358
TOTAL FLORIDA		127,537,200
Georgia - 5.2%
Education - 0.0%
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2026	1,200,000	1,212,523
Electric Utilities - 1.2%
Bartow Cnty GA Dev Auth Pollution Cont Rev (Georgia Power Co Proj.) Series FIRST 2013, 2.9% tender 8/1/2043 (b)	10,485,000	10,471,550
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIFTH 1994, 3.7% tender 10/1/2032 (b)	2,265,000	2,312,524
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FOURTH 1995, 3.8% tender 10/1/2032 (b)	3,500,000	3,518,215
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2012, 3.3% tender 12/1/2049 (b)	2,365,000	2,400,844
Georgia Mun Elec Auth Pwr Rev Series 2020 A, 5% 1/1/2026	1,125,000	1,131,599
Georgia Mun Elec Auth Pwr Rev Series 2020 A, 5% 1/1/2027	760,000	783,960
Georgia Mun Elec Auth Pwr Rev Series 2020A, 5% 1/1/2026	1,000,000	1,005,866
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2029	500,000	537,446
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2029	500,000	537,446
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2030	1,000,000	1,092,020
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2030	300,000	327,605
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2031	1,350,000	1,494,820
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2031	575,000	636,683
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2008, 3.35% tender 11/1/2048 (b)	4,535,000	4,609,472
Monroe Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2013A, 3.6% tender 1/1/2039 (b)	4,110,000	4,195,433
		35,055,483
General Obligations - 3.2%
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (b)	16,990,000	17,404,866
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	15,000,000	15,315,389
Main Street Natural Gas Inc 5% 12/1/2030 (Toronto Dominion Bank Guaranteed)	1,000,000	1,080,797
Main Street Natural Gas Inc 5% tender 6/1/2053 (Citigroup Inc Guaranteed) (b)	3,550,000	3,782,106
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (b)	10,255,000	11,156,337
Main Street Natural Gas Inc Series 2022A, 4% 12/1/2025 (Citigroup Inc Guaranteed)	170,000	170,185
Main Street Natural Gas Inc Series 2022A, 4% 12/1/2026 (Citigroup Inc Guaranteed)	1,955,000	1,973,325
Main Street Natural Gas Inc Series 2023D, 5% 12/1/2029 (Citigroup Inc Guaranteed)	2,750,000	2,924,126
Main Street Natural Gas Inc Series 2023D, 5% tender 5/1/2054 (Citigroup Inc Guaranteed) (b)	11,820,000	12,662,976
Main Street Natural Gas Inc Series 2024 A 1, 5% tender 5/1/2054 (Royal Bank of Canada Guaranteed) (b)	2,280,000	2,467,904
Main Street Natural Gas Inc Series 2024C, 5% 12/1/2028 (Citigroup Inc Guaranteed)	1,250,000	1,315,010
Main Street Natural Gas Inc Series 2024C, 5% 12/1/2029 (Citibank NA Guaranteed), (Citigroup Inc Guaranteed)	2,700,000	2,873,122
Main Street Natural Gas Inc Series 2024C, 5% 12/1/2030 (Citibank NA Guaranteed), (Citigroup Inc Guaranteed)	3,500,000	3,767,275
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto Dominion Bank Guaranteed) (b)	9,685,000	10,483,141
		87,376,559
Health Care - 0.1%
Columbus GA Med Ctr Hosp Auth (Piedmont Hosp Og Proj.) 5% tender 7/1/2054 (b)	2,340,000	2,352,775
Other - 0.0%
Fayette Cnty GA Dev Auth Rev (United States Soccer Fed Proj.) Series 2024, 5% 10/1/2026	300,000	305,553
Fayette Cnty GA Dev Auth Rev (United States Soccer Fed Proj.) Series 2024, 5% 10/1/2027	250,000	259,646
		565,199
Transportation - 0.7%
Atlanta GA Arpt Rev Series 2020 B, 5% 7/1/2026 (c)	3,000,000	3,047,022
Atlanta GA Arpt Rev Series 2020 B, 5% 7/1/2027 (c)	4,000,000	4,148,952
Atlanta GA Arpt Rev Series 2020 B, 5% 7/1/2029 (c)	1,920,000	2,070,347
Atlanta GA Arpt Rev Series 2021 C, 5% 7/1/2030 (c)	1,315,000	1,439,458
Atlanta GA Arpt Rev Series 2023G, 5% 7/1/2028 (c)	2,015,000	2,135,999
Atlanta GA Arpt Rev Series 2023G, 5% 7/1/2029 (c)	5,635,000	6,076,255
		18,918,033
TOTAL GEORGIA		145,480,572
Hawaii - 0.5%
General Obligations - 0.5%
Hawaii St Gen. Oblig. Series EZ, 5% 10/1/2026	10,000,000	10,040,901
Honolulu HI City & Cnty Gen. Oblig. Series 2020F, 5% 7/1/2026	800,000	814,633
Honolulu HI City & Cnty Gen. Oblig. Series 2022 A, 5% 11/1/2026	1,985,000	2,038,569
Honolulu HI City & Cnty Gen. Oblig. Series C, 5% 10/1/2028	1,000,000	1,076,903
		13,971,006
Transportation - 0.0%
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2031 (c)	1,000,000	1,045,461
TOTAL HAWAII		15,016,467
Idaho - 0.0%
Housing - 0.0%
Idaho Hsg & Fin Assn (ID Single Family Hsg 7/1/19 Proj.) Series 2019 A, 4% 1/1/2050	140,000	141,138
Illinois - 6.2%
Education - 0.1%
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2026	1,650,000	1,674,043
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2026	300,000	302,262
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2027	500,000	508,397
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5% 10/1/2026	265,000	268,025
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5% 10/1/2028	330,000	344,226
		3,096,953
General Obligations - 3.0%
Chicago IL Brd Ed 5% 12/1/2027	1,830,000	1,874,165
Chicago IL Brd Ed Series 2019 A, 0% 12/1/2026 (e)	3,500,000	3,354,216
Chicago IL Brd Ed Series 2023A, 5% 12/1/2030	5,000,000	5,227,160
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2030	2,005,000	2,112,579
Chicago IL Met Water Recl Dist Gen. Oblig. 5.25% 12/1/2032	2,920,000	3,399,244
Cook Cnty IL Gen. Oblig. 5% 11/15/2025	425,000	426,155
Cook Cnty IL Gen. Oblig. 5% 11/15/2026	850,000	873,219
Cook Cnty IL Gen. Oblig. 5% 11/15/2027	1,075,000	1,128,395
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2025	1,100,000	1,101,663
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2026	555,000	564,060
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2027	565,000	580,055
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2028	285,000	295,381
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2026	300,000	308,195
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2027	325,000	341,142
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2028	350,000	375,642
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2029	1,315,000	1,438,458
Illinois St Gen. Oblig. 5% 3/1/2027	6,500,000	6,710,515
Illinois St Gen. Oblig. Series 2016, 5% 1/1/2026	2,970,000	2,987,070
Illinois St Gen. Oblig. Series 2017C, 5% 11/1/2029	9,090,000	9,498,970
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2026	5,890,000	6,034,620
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2028	3,000,000	3,172,504
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2028	1,120,000	1,188,175
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2029	1,000,000	1,076,891
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2030	2,000,000	2,188,801
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2031	1,500,000	1,658,476
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2032	3,000,000	3,348,763
Illinois St Gen. Oblig. Series OCT 2020 B, 5% 10/1/2028	6,500,000	6,928,479
Illinois St Gen. Oblig. Series OCTOBER 2016, 4% 2/1/2030 (Assured Guaranty Inc Insured)	2,460,000	2,490,999
Illinois St Gen. Oblig. Series OCTOBER 2024, 5% 2/1/2033	3,800,000	4,257,485
Lake, Cook, Kane & McHenry Cnties Cmnty Unit School District No 220 3% 12/1/2032	1,305,000	1,293,266
Mchenry Cnty IL Comnty SD #200 0% 1/15/2026 (National Public Finance Guarantee Corporation Insured) (e)	1,995,000	1,976,911
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2031	2,820,000	3,003,881
		81,215,535
Health Care - 1.4%
Illinois Fin Auth Rev (Advocate Aurora Health Inc Proj.) Series 2008 A3, 5% 11/1/2030	2,350,000	2,448,386
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2027	1,875,000	1,934,228
Illinois Fin Auth Rev (Memorial Health Sys Ill Rev Proj.) 5% 4/1/2026	1,625,000	1,641,149
Illinois Fin Auth Rev (Memorial Health Sys Ill Rev Proj.) 5% 4/1/2027	2,135,000	2,202,680
Illinois Fin Auth Rev (Memorial Health Sys Ill Rev Proj.) 5% 4/1/2028	1,530,000	1,609,187
Illinois Fin Auth Rev (Memorial Health Sys Ill Rev Proj.) 5% 4/1/2029	2,000,000	2,142,440
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 5% 5/15/2026	4,300,000	4,341,682
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 5% 5/15/2027	9,260,000	9,563,524
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2025	1,905,000	1,908,472
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2026	1,955,000	1,959,302
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2026	980,000	989,681
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2027	1,225,000	1,240,599
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 B 2, 5% tender 5/15/2050 (b)	2,830,000	2,860,039
Illinois Finance Authority Rev (University Of Chicago Hosps,Il Proj.) Series 2025A 1, 5% tender 8/15/2054 (b)	2,815,000	3,103,579
		37,944,948
Housing - 0.0%
Illinois Housing Dev Auth (IL Homeowner Mortgage Proj.) Series C, 2.9% 8/1/2031	325,000	318,139
Illinois Housing Dev Auth (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2019 D, 3.75% 4/1/2050	350,000	351,243
		669,382
Special Tax - 1.1%
Cook Cnty Ill Sales Tax Rev Series 2022 A, 5% 11/15/2026	635,000	650,567
Cook Cnty Ill Sales Tax Rev Series 2022 A, 5% 11/15/2027	350,000	366,866
Cook Cnty Ill Sales Tax Rev Series 2022 A, 5% 11/15/2028	190,000	203,506
Cook Cnty Ill Sales Tax Rev Series 2022 A, 5% 11/15/2029	140,000	152,627
Cook Cnty Ill Sales Tax Rev Series 2022 A, 5% 11/15/2030	315,000	349,146
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2025	815,000	816,961
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2026	360,000	368,826
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2027	470,000	492,649
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2028	290,000	310,525
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2029	265,000	288,904
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2030	275,000	304,810
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2028	1,000,000	1,071,087
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2029	750,000	817,652
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2030	1,000,000	1,108,401
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2029 (Assured Guaranty Inc Insured) (e)	2,440,000	2,141,496
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2029 (National Public Finance Guarantee Corporation Insured) (e)	3,690,000	3,225,194
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2029 (National Public Finance Guarantee Corporation Insured) (e)	5,020,000	4,459,632
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 12/15/2028	2,880,000	2,996,686
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 6/15/2029	3,325,000	3,459,401
Sales Tax Securitization Corp Series 2023C, 5% 1/1/2029	5,225,000	5,610,765
Sales Tax Securitization Corp Series 2023D, 5% 1/1/2028	1,735,000	1,825,040
		31,020,741
Transportation - 0.3%
Chicago IL Midway Arpt Rev Series A, 5% 1/1/2027 (c)	2,810,000	2,822,612
Chicago IL Midway Arpt Rev Series A, 5% 1/1/2028 (c)	500,000	501,962
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2026 (c)	445,000	447,408
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2027 (c)	1,595,000	1,637,717
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2029 (c)	215,000	219,851
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2026 (c)	2,300,000	2,312,445
Chicago IL O'Hare Intl Arpt Rev Series 2022A, 5% 1/1/2026 (c)	830,000	834,491
Chicago IL O'Hare Intl Arpt Rev Series A, 5% 1/1/2027 (c)	840,000	843,940
Illinois St Toll Hwy Auth Hwy Rev Series 2024 A, 5% 1/1/2031	790,000	884,030
		10,504,456
Water & Sewer - 0.3%
Chicago IL Wastewater Transmission Rev Series 2024B, 5% 1/1/2031 (Build America Mutual Assurance Co Insured)	1,775,000	1,971,522
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2028 (g)	1,925,000	2,031,053
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2029 (g)	1,500,000	1,617,944
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2030 (g)	750,000	825,911
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2032 (g)	430,000	488,231
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 7/1/2030 (g)	1,000,000	1,111,966
		8,046,627
TOTAL ILLINOIS		172,498,642
Indiana - 2.6%
Electric Utilities - 0.4%
Indiana St Fin Auth Environmental Facs Rev (Indianapolis Pwr & Lt Co Proj.) 0.75% tender 12/1/2038 (b)	600,000	591,504
Indiana St Fin Auth Environmental Facs Rev (Indianapolis Pwr & Lt Co Proj.) 0.95% tender 12/1/2038 (b)(c)	1,025,000	1,011,492
Rockport Ind Pollution Ctl Rev (Indiana Michigan Power Co Proj.) Series 2025 A, 3.7% tender 6/1/2047 (b)	8,245,000	8,462,155
		10,065,151
General Obligations - 0.4%
Lafayette Ind Sew Wks Rev 2% 7/1/2034	555,000	467,905
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 1/15/2030 (Build America Mutual Assurance Co Insured)	1,000,000	1,094,950
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 1/15/2030 (Build America Mutual Assurance Co Insured)	1,000,000	1,094,950
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 1/15/2031 (Build America Mutual Assurance Co Insured)	1,235,000	1,375,881
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 1/15/2032 (Build America Mutual Assurance Co Insured)	825,000	929,455
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 1/15/2033 (Build America Mutual Assurance Co Insured)	775,000	880,906
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 7/15/2029 (Build America Mutual Assurance Co Insured)	1,000,000	1,084,733
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 7/15/2031 (Build America Mutual Assurance Co Insured)	1,265,000	1,417,752
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 7/15/2032 (Build America Mutual Assurance Co Insured)	1,000,000	1,131,680
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 7/15/2033 (Build America Mutual Assurance Co Insured)	1,395,000	1,590,580
		11,068,792
Health Care - 0.9%
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2031	600,000	656,047
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2032	700,000	771,211
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2023B1, 5% tender 10/1/2062 (b)	5,865,000	6,187,237
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2025D 3, 5% tender 10/1/2059 (b)	6,870,000	7,763,269
Indiana Fin Auth Hosp Rev (Indiana University Health Proj.) Series 2011 L, 0.7% tender 12/1/2046 (b)	1,105,000	1,095,708
Indiana Fin Auth Hosp Rev (Indiana University Health Proj.) Series 2011 M, 0.7% tender 12/1/2046 (b)	7,795,000	7,727,272
		24,200,744
Housing - 0.1%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 1/1/2052	2,540,000	2,501,506
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 7/1/2050	520,000	514,142
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2019 B, 3.5% 1/1/2049	615,000	614,414
		3,630,062
Industrial Development - 0.6%
Whiting Ind Environmental Facs (Bp Products North America Inc Proj.) Series 2019A, 5% tender 12/1/2044 (BP PLC Guaranteed) (b)(c)	15,985,000	16,196,242
Other - 0.1%
Indiana Fin Auth Edl Facs Rev (Indianapolis Museum of Art Proj.) 4% 2/1/2029	4,000,000	4,138,585
Transportation - 0.1%
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2019 D, 5% 1/1/2026 (c)	3,680,000	3,699,632
TOTAL INDIANA		72,999,208
Iowa - 0.1%
Education - 0.1%
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) 5% 12/1/2030 (c)	1,000,000	1,069,735
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) 5% 12/1/2031 (c)	1,000,000	1,073,975
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2023 B, 5% 12/1/2030 (c)	1,770,000	1,883,105
		4,026,815
TOTAL IOWA		4,026,815
Kentucky - 2.6%
Electric Utilities - 0.5%
Carroll Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) Series 2004 A, 1.75% tender 10/1/2034 (b)(c)	9,750,000	9,537,052
Carroll Cnty KY Pollution Ctl Rev (Kentucky Utilities Co Proj.) Series 2016 A, 1.55% tender 9/1/2042 (b)	5,750,000	5,630,306
		15,167,358
General Obligations - 1.1%
Kentucky Asset/Liability Commission Gen Fund (Kentucky St Proj.) 5% 11/1/2026	1,000,000	1,026,574
Kentucky Asset/Liability Commission Gen Fund (Kentucky St Proj.) 5% 11/1/2027	1,000,000	1,049,052
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	4,000,000	4,239,522
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2020 A, 4% 12/1/2025 (BP PLC Guaranteed)	825,000	826,121
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2020 A, 4% 6/1/2026 (BP PLC Guaranteed)	1,085,000	1,090,868
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2020 A, 4% tender 12/1/2050 (BP PLC Guaranteed) (b)	11,570,000	11,656,937
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5.25% tender 6/1/2055 (Morgan Stanley Guaranteed) (b)	4,000,000	4,289,972
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2030	1,375,000	1,534,173
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2031	2,500,000	2,818,536
		28,531,755
Health Care - 0.4%
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	5,985,000	6,096,923
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023 A, 5% 10/1/2028	2,500,000	2,663,647
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023 A, 5% 10/1/2029	1,310,000	1,421,341
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023 A, 5% 10/1/2030	1,485,000	1,638,293
		11,820,204
Housing - 0.5%
Kentucky Hsg Corp Sf Mtg Rev (KY Single Fam Mtg 10/1/23 Proj.) Series 2023A, 6% 7/1/2054	11,975,000	13,161,405
Transportation - 0.1%
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5% 1/1/2029 (c)	1,100,000	1,170,020
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5% 1/1/2030 (c)	1,175,000	1,270,843
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5% 1/1/2031 (c)	1,350,000	1,480,986
		3,921,849
TOTAL KENTUCKY		72,602,571
Louisiana - 1.1%
Housing - 0.0%
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) 5.75% 12/1/2053	915,000	997,667
Industrial Development - 0.3%
St John Baptist Parish LA Rev (Conocophillips Inc Proj.) 4.05% tender 6/1/2037 (b)	3,320,000	3,348,831
St John Baptist Parish LA Rev (ConocoPhillips Proj.) 2.2% 6/1/2037 (b)	3,765,000	3,746,439
		7,095,270
Transportation - 0.8%
New Orleans LA Aviation Board 5% 1/1/2026 (c)	490,000	492,527
New Orleans LA Aviation Board 5% 1/1/2030 (c)	6,250,000	6,723,548
New Orleans LA Aviation Board 5% 1/1/2031 (c)	6,000,000	6,539,519
New Orleans LA Aviation Board 5% 1/1/2032 (c)	7,000,000	7,668,287
		21,423,881
TOTAL LOUISIANA		29,516,818
Maine - 0.1%
Education - 0.1%
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) 5% 7/1/2028	555,000	585,165
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) 5% 7/1/2029	600,000	643,675
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) 5% 7/1/2030	500,000	545,028
		1,773,868
General Obligations - 0.0%
Auburn ME Series 2021, 2% 11/1/2033	400,000	342,142
Auburn ME Series 2021, 2% 11/1/2034	400,000	332,416
Brunswick ME 2% 11/1/2031	1,015,000	937,116
		1,611,674
Transportation - 0.0%
Portland ME Arpt Rev Series 2016, 5% 1/1/2029	690,000	692,610
TOTAL MAINE		4,078,152
Maryland - 1.3%
General Obligations - 0.3%
Montgomery Cnty MD Gen. Oblig. Series 2022A, 5% 8/1/2026	7,075,000	7,225,134
State of Maryland Gen. Oblig. 3% 8/1/2027	1,575,000	1,583,566
		8,808,700
Health Care - 0.1%
Maryland Health & Higher Educational Facilities Authority (Univ Of Maryland Med Sys, Md Proj.) Series 2020B 2, 5% tender 7/1/2045 (b)	2,480,000	2,538,080
Housing - 0.0%
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 3.5% 3/1/2050	775,000	774,315
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	760,000	770,241
		1,544,556
Special Tax - 0.1%
Maryland St Dept Transn Cons Series 2022 A, 5% 12/1/2026	1,395,000	1,437,283
Maryland St Dept Transn Cons Series 2022B, 5% 12/1/2027	1,295,000	1,368,272
		2,805,555
Transportation - 0.8%
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2027 (c)	1,805,000	1,875,616
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2030 (Assured Guaranty Inc Insured) (c)	1,400,000	1,527,945
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2032 (Assured Guaranty Inc Insured) (c)	1,640,000	1,816,808
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2033 (Assured Guaranty Inc Insured) (c)	2,425,000	2,693,891
Maryland St Transn Auth Transn Series 2024 A, 5% 7/1/2031	3,770,000	4,283,091
Maryland Trans Auth Psngr Fac Chrg Rev (Bwi Passenger Facilities Chrge Proj.) Series 2012B, 2.5% 6/1/2026 (c)	4,915,000	4,892,415
Maryland Trans Auth Psngr Fac Chrg Rev (Bwi Passenger Facilities Chrge Proj.) Series 2012B, 2.625% 6/1/2027 (c)	4,030,000	3,961,018
		21,050,784
TOTAL MARYLAND		36,747,675
Massachusetts - 0.7%
Education - 0.5%
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2020 B, 5% 7/1/2026 (c)	1,900,000	1,925,379
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2023B, 5% 7/1/2028 (c)	3,675,000	3,837,581
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2023B, 5% 7/1/2029 (c)	2,650,000	2,796,326
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2021B, 5% 7/1/2026 (c)	1,390,000	1,408,567
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2021 1, 5% 11/1/2026	2,445,000	2,512,595
		12,480,448
General Obligations - 0.1%
South Hadley Mass Gen. Oblig. 2.75% 5/15/2029	1,430,000	1,420,878
Health Care - 0.1%
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2019 A, 5% 7/1/2026	2,015,000	2,028,332
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) 5% 7/1/2026	980,000	994,921
		3,023,253
Special Tax - 0.0%
Mass Bay Tran Auth Sls Tax Series 2016, 0% 7/1/2029 (e)	1,000,000	895,328
Transportation - 0.0%
Massachusetts St Port Auth Rev 5% 7/1/2027 (c)	500,000	517,935
TOTAL MASSACHUSETTS		18,337,842
Michigan - 1.4%
Education - 0.2%
Michigan St Univ Revs Series 2024A, 5% 8/15/2027	1,785,000	1,873,113
Michigan St Univ Revs Series 2024A, 5% 8/15/2028	2,125,000	2,276,945
Michigan St Univ Revs Series 2024A, 5% 8/15/2029	1,375,000	1,505,033
		5,655,091
Electric Utilities - 0.2%
Lansing Mich Brd Wtr & Lt Util Sys Rev 2% tender 7/1/2051 (b)	2,000,000	1,975,505
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2030	2,000,000	2,218,991
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2031	2,170,000	2,443,970
		6,638,466
Escrowed/Pre-Refunded - 0.0%
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev Series 2016, 5% 5/15/2026	5,000	5,070
General Obligations - 0.4%
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2029	1,980,000	2,105,975
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2030	2,080,000	2,244,440
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2031	2,185,000	2,383,932
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2032	2,295,000	2,519,224
Portage MI Pub Schs 5% 11/1/2028	985,000	998,011
		10,251,582
Health Care - 0.2%
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 5% 7/1/2026	550,000	558,456
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 5% 7/1/2027	900,000	934,455
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 5% 7/1/2028	725,000	768,445
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev (Bronson Methodist Hsp, MI Proj.) Series 2016, 5% 5/15/2026	1,230,000	1,244,584
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) 0.75% 10/15/2025	1,000,000	999,161
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2015 D2, 1.2% tender 10/15/2038 (b)	635,000	603,212
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2026	750,000	759,740
		5,868,053
Housing - 0.1%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 3.5% 12/1/2050	635,000	634,684
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2021A, 3% 6/1/2052	1,420,000	1,402,899
		2,037,583
Resource Recovery - 0.2%
Michigan St Stratg Fd Exmpt Fa (Waste Management Inc Del Proj.) 4.125% tender 8/1/2027 (b)(c)	5,500,000	5,541,477
Special Tax - 0.1%
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2028	500,000	531,268
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2029	1,000,000	1,082,793
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2030	1,240,000	1,365,000
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2031	1,000,000	1,114,135
		4,093,196
TOTAL MICHIGAN		40,090,518
Minnesota - 1.0%
Education - 0.0%
Moorhead MN Edl Facs Rev (Concordia College/MN Proj.) Series 2016, 5% 12/1/2025	800,000	800,000
Electric Utilities - 0.1%
Southern Minnesota Municipal Power Agency Series 2015 A, 5% 1/1/2026	2,065,000	2,077,113
Health Care - 0.6%
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2023A, 5% tender 11/15/2052 (b)	11,835,000	12,500,501
Shakopee Minn Sr Hsg Rev (Benedictine Living Communities Proj.) Series 2018, 5.85% tender 11/1/2058 (b)(d)	2,430,000	2,428,499
		14,929,000
Housing - 0.1%
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 F, 5.75% 7/1/2053	580,000	619,394
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 O, 6% 7/1/2053	2,685,000	2,891,650
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 R, 6.25% 7/1/2054	490,000	532,760
		4,043,804
Transportation - 0.2%
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2026 (c)	1,125,000	1,130,888
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2027 (c)	3,800,000	3,894,686
		5,025,574
TOTAL MINNESOTA		26,875,491
Mississippi - 0.2%
Health Care - 0.2%
Mississippi Dev Bank Spl Obl (Magnolia Regional Health Center Proj.) Series 2021, 5% 10/1/2025 (d)	1,320,000	1,320,000
Mississippi Dev Bank Spl Obl (Magnolia Regional Health Center Proj.) Series 2021, 5% 10/1/2027 (d)	900,000	915,787
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) 5% 10/1/2025	600,000	599,999
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) 5% 10/1/2027	800,000	831,028
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) Series 2020 II, 5% tender 10/1/2040 (b)	1,130,000	1,157,376
		4,824,190
TOTAL MISSISSIPPI		4,824,190
Missouri - 0.6%
Health Care - 0.1%
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2026	980,000	988,551
Missouri Hlth & Edl Facs Rev (St Lukes Hospital,Kan City, MO Proj.) Series 2015B, 3.5% 12/1/2032	1,390,000	1,385,139
		2,373,690
Housing - 0.1%
Kansas City MO Planned Indl Expansion Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (b)	2,485,000	2,546,837
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 4% 5/1/2050	215,000	216,427
		2,763,264
Industrial Development - 0.1%
Missouri Development Finance Board (Procter & Gamble Co/The Proj.) 5.2% 3/15/2029 (c)	3,155,000	3,373,036
Transportation - 0.3%
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 5% 3/1/2026	2,190,000	2,209,749
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 5% 3/1/2026 (c)	1,185,000	1,194,353
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 5% 3/1/2027 (c)	4,065,000	4,177,704
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 5% 3/1/2027	1,535,000	1,585,126
		9,166,932
TOTAL MISSOURI		17,676,922
Montana - 0.2%
Health Care - 0.0%
Montana Facility Fin Auth Rev (Benefis Health System Proj.) Series 2025 B, 5% tender 2/15/2065 (b)	660,000	717,792
Housing - 0.2%
Montana St Brd Hsg Single Family Mtg (Bartrac Investments Ltd Proj.) 3% 12/1/2051	1,590,000	1,572,459
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) 3.5% 6/1/2050	1,710,000	1,708,645
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2019B, 4% 6/1/2050	130,000	131,680
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2022 A, 3% 6/1/2052	1,245,000	1,229,892
		4,642,676
TOTAL MONTANA		5,360,468
Nebraska - 1.4%
Electric Utilities - 0.0%
Nebraska Pub Pwr Dist Rev Series B, 5% 1/1/2026	1,260,000	1,267,458
General Obligations - 0.8%
Central Plains Energy Proj NE Gas Proj Rev Series 2023 A 1, 5% tender 5/1/2054 (Bank of Montreal Guaranteed) (b)	9,280,000	9,942,526
Central Plains Energy Proj NE Gas Proj Rev Series 2025A SUB A 1, 5% tender 8/1/2055 (Royal Bank of Canada Guaranteed) (b)	10,235,000	11,065,401
		21,007,927
Health Care - 0.1%
Douglas Cnty NE Hosp Auth #2 (Nebraska Children'S Hospital Proj.) Series 2020B, 5% tender 11/15/2053 (b)	2,200,000	2,203,910
Housing - 0.0%
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 B, 4% 9/1/2049 (c)	415,000	416,493
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 E, 3.75% 9/1/2049 (c)	330,000	329,763
Nebraska Invt Fin Auth Single Family Hsg Rev Series 2025E, 6.25% 9/1/2055	845,000	946,920
		1,693,176
Transportation - 0.5%
Lincoln Neb Arpt Auth Series 2021, 5% 7/1/2026 (c)	750,000	759,628
Lincoln Neb Arpt Auth Series 2021, 5% 7/1/2027 (c)	1,275,000	1,320,264
Lincoln Neb Arpt Auth Series 2021, 5% 7/1/2028 (c)	1,830,000	1,920,852
Lincoln Neb Arpt Auth Series 2021, 5% 7/1/2029 (c)	1,000,000	1,066,414
Omaha NE Arpt Auth Arpt Rev Series 2024, 5% 12/15/2027 (Assured Guaranty Inc Insured) (c)	1,540,000	1,610,387
Omaha NE Arpt Auth Arpt Rev Series 2024, 5% 12/15/2028 (Assured Guaranty Inc Insured) (c)	1,620,000	1,725,888
Omaha NE Arpt Auth Arpt Rev Series 2024, 5% 12/15/2029 (Assured Guaranty Inc Insured) (c)	1,175,000	1,273,823
Omaha NE Arpt Auth Arpt Rev Series 2024, 5% 12/15/2030 (Assured Guaranty Inc Insured) (c)	2,020,000	2,214,906
Omaha NE Arpt Auth Arpt Rev Series 2024, 5% 12/15/2031 (Assured Guaranty Inc Insured) (c)	1,275,000	1,410,667
		13,302,829
TOTAL NEBRASKA		39,475,300
Nevada - 0.7%
Electric Utilities - 0.1%
Humboldt Cnty Nev Pcr (Sierra Pacific Power Co Proj.) Series 2016B, 3.55% 10/1/2029	670,000	680,893
Washoe Cnty NV Wtr Fac Rev (Sierra Pacific Power Co Proj.) Series 2016 F, 4.125% tender 3/1/2036 (b)(c)	735,000	743,948
Washoe Cnty NV Wtr Fac Rev (Sierra Pacific Power Co Proj.) Series 2016 G, 3.625% tender 3/1/2036 (b)	535,000	540,582
		1,965,423
General Obligations - 0.1%
Clark Cnty NV School Dist Series 2017 A, 5% 6/15/2026	1,285,000	1,306,129
Nevada St Gen. Oblig. Series 2015A, 3% 8/1/2029	2,175,000	2,137,727
		3,443,856
Transportation - 0.5%
Clark Cnty NV Arpt Rev Series 2021 B, 5% 7/1/2027 (c)	6,000,000	6,223,429
Clark County NV Mccarran Airprt Rev Series 2019 E, 5% 7/1/2027	2,245,000	2,344,283
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2030 (c)	1,000,000	1,078,496
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2031 (c)	875,000	950,069
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2032 (c)	1,225,000	1,337,003
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2033 (c)	1,250,000	1,367,740
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2034 (c)	1,400,000	1,532,986
		14,834,006
TOTAL NEVADA		20,243,285
New Hampshire - 1.0%
Education - 1.0%
New Hampshire Health and Education Facilities Authority Act (Dartmouth College Proj.) Series 2015 C, 3.3% tender 6/1/2038 (b)	7,500,000	7,543,748
New Hampshire Health and Education Facilities Authority Act (Dartmouth College Proj.) Series 2015A, 3.3% tender 6/1/2040 (b)	7,500,000	7,543,749
New Hampshire Health and Education Facilities Authority Act (Dartmouth College Proj.) Series 2015B, 3.3% tender 6/1/2040 (b)	7,500,000	7,543,748
New Hampshire Health and Education Facilities Authority Act (Dartmouth College Proj.) Series 2015D, 3.3% tender 6/1/2038 (b)	3,510,000	3,530,474
		26,161,719
Health Care - 0.0%
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 5% 8/15/2028	1,125,000	1,186,991
TOTAL NEW HAMPSHIRE		27,348,710
New Jersey - 4.3%
Education - 0.2%
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020B, 5% 12/1/2026 (c)	3,165,000	3,223,039
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 A, 5% 12/1/2025 (c)	130,000	130,410
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 B, 5% 12/1/2025 (c)	315,000	315,994
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 B, 5% 12/1/2026 (c)	1,425,000	1,451,131
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2031 (Build America Mutual Assurance Co Insured)	1,000,000	1,123,663
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2032 (Build America Mutual Assurance Co Insured)	400,000	454,106
		6,698,343
General Obligations - 3.5%
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 GGG, 5.25% 9/1/2026 (d)	3,410,000	3,490,930
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2026	2,575,000	2,616,831
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2027	1,070,000	1,113,898
New Jersey Educational Facilities Authority (New Jersey St Proj.) Series 2016 B, 4% 9/1/2026	320,000	323,996
New Jersey St Gen. Oblig. 2% 6/1/2029	1,965,000	1,892,112
New Jersey St Gen. Oblig. 4% 6/1/2031	12,715,000	13,661,595
New Jersey Trans Trust Fund Auth 0% 12/15/2025 (e)	1,140,000	1,133,252
New Jersey Trans Trust Fund Auth 0% 12/15/2026 (e)	11,265,000	10,892,837
New Jersey Trans Trust Fund Auth 0% 12/15/2026 (Assured Guaranty Inc Insured) (e)	1,150,000	1,113,066
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (e)	6,420,000	6,039,465
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (National Public Finance Guarantee Corporation Insured) (e)	1,820,000	1,711,378
New Jersey Trans Trust Fund Auth 0% 12/15/2029 (Assured Guaranty Inc Insured) (e)	1,370,000	1,216,933
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (e)	11,015,000	9,108,193
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (Financial Guaranty Ins CO Insured) (e)	5,400,000	4,459,752
New Jersey Trans Trust Fund Auth 5% 12/15/2025	1,680,000	1,687,535
New Jersey Trans Trust Fund Auth 5% 12/15/2026	2,600,000	2,674,296
New Jersey Trans Trust Fund Auth 5% 6/15/2030	4,000,000	4,430,190
New Jersey Trans Trust Fund Auth 5% 6/15/2031	5,000,000	5,616,155
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2027	8,000,000	8,328,206
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2028	10,000,000	10,645,070
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2027	1,135,000	1,188,800
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2028	1,250,000	1,335,988
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2029	1,010,000	1,101,031
		95,781,509
Health Care - 0.1%
New Jersey Health Care (Rwj Barnabas Health Proj.) 5% tender 7/1/2045 (b)	2,750,000	2,796,176
Transportation - 0.5%
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2027	3,960,000	4,024,888
New Jersey Turnpike Authority 5% 1/1/2028	3,100,000	3,273,505
New Jersey Turnpike Authority 5% 1/1/2028	1,310,000	1,346,523
New Jersey Turnpike Authority Series 2025 C, 5% 1/1/2031 (g)	3,075,000	3,444,893
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2029	1,000,000	1,097,154
		13,186,963
TOTAL NEW JERSEY		118,462,991
New Jersey,New York - 1.5%
Transportation - 1.5%
Port Auth NY & NJ 5% 10/15/2029 (c)	8,500,000	9,180,710
Port Auth NY & NJ Series 193, 5% 10/15/2027 (c)	7,425,000	7,430,800
Port Auth NY & NJ Series 193, 5% 10/15/2029 (c)	1,350,000	1,351,054
Port Auth NY & NJ Series 223, 5% 7/15/2026 (c)	2,250,000	2,285,291
Port Auth NY & NJ Series 223, 5% 7/15/2027 (c)	3,055,000	3,163,383
Port Auth NY & NJ Series 223, 5% 7/15/2028 (c)	2,500,000	2,642,040
Port Auth NY & NJ Series 242, 5% 12/1/2027 (c)	2,700,000	2,820,365
Port Auth NY & NJ Series 242, 5% 12/1/2028 (c)	11,915,000	12,678,777
		41,552,420
TOTAL NEW JERSEY,NEW YORK		41,552,420
New Mexico - 0.5%
General Obligations - 0.4%
New Mexico Mun Energy Acquisition Auth Gas Supply Rev 5% tender 6/1/2054 (Royal Bank of Canada Guaranteed) (b)	9,320,000	10,035,997
Housing - 0.1%
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2023 C, 5.75% 3/1/2054	1,800,000	1,937,184
New Mexico Mtg Fin Auth (NM Single Family Mortgage Proj.) Series 2019 C, 4% 1/1/2050	1,825,000	1,839,017
		3,776,201
TOTAL NEW MEXICO		13,812,198
New York - 8.8%
Education - 0.1%
Monroe Cnty NY Indl Dev Corp (University of Rochester, NY Proj.) Series 2020A, 5% 7/1/2026	500,000	509,487
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2026	675,000	675,139
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2027	710,000	711,682
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2028	750,000	752,990
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2029	1,065,000	1,069,404
		3,718,702
Electric Utilities - 0.4%
Long Island Pwr Auth NY Elec 1.5% tender 9/1/2051 (b)	3,360,000	3,309,599
Long Island Pwr Auth NY Elec Series 2024B, 3% tender 9/1/2049 (b)	7,365,000	7,297,358
		10,606,957
Escrowed/Pre-Refunded - 0.1%
New York St Dorm Auth Sales Tax Rev St Supported Series 2023 A1, 5% 3/15/2029 (Escrowed to Maturity)	15,000	16,271
New York St Dorm Auth St Pers Income Tax Rev Series 2018A, 5% 3/15/2027	970,000	1,006,192
New York State Dormitory Authority 5% 3/15/2029 (Escrowed to Maturity)	545,000	592,151
		1,614,614
General Obligations - 1.8%
City of New York NY Gen. Oblig. 5% 8/1/2027	13,205,000	13,829,420
City of New York NY Gen. Oblig. 5% 8/1/2028	11,490,000	12,287,986
City of New York NY Gen. Oblig. Series A, 5% 8/1/2026	1,000,000	1,020,769
City of New York NY Gen. Oblig. Series FISCAL 2020 C 1, 5% 8/1/2030	1,000,000	1,114,330
City of New York NY Gen. Oblig. Series FISCAL 2025 A, 5% 8/1/2028	18,750,000	20,052,197
East Hampton NY Un Free Sh Dis 2.25% 6/1/2028	505,000	492,713
Suffolk Cnty NY Gen. Oblig. Series 2022 A, 5% 6/15/2029	965,000	1,058,111
Suffolk Cnty NY Gen. Oblig. Series 2022 B, 5% 10/1/2026	410,000	420,899
Suffolk Cnty NY Gen. Oblig. Series 2022 B, 5% 10/1/2028	670,000	723,298
		50,999,723
Health Care - 0.2%
New York NY City Health & Hosp Series 2025A, 5% 2/15/2032	2,250,000	2,569,137
New York NY City Health & Hosp Series 2025A, 5% 2/15/2033	2,450,000	2,824,718
		5,393,855
Housing - 1.4%
Monroe Cnty NY Indl Dev Agy Multi-Family Hsg Rev 5% tender 7/1/2028 (b)	1,540,000	1,595,960
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2023E 2, 3.8% tender 11/1/2063 (b)	690,000	699,992
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 A2, 3.625% tender 11/1/2063 (b)	5,210,000	5,272,615
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 B 2, 3.7% tender 5/1/2064 (b)	8,610,000	8,751,227
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2021D 2, 0.65% tender 11/1/2056 (b)	695,000	693,093
New York St Hsg Fin Agy 1% tender 11/1/2061 (b)	610,000	593,912
New York St Hsg Fin Agy 1.1% tender 11/1/2061 (b)	6,410,000	6,182,300
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.73% tender 5/1/2063 (b)	4,675,000	4,695,932
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 K2, 0.9% tender 11/1/2060 (b)	4,490,000	4,460,370
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2023 D, 4.3% tender 11/1/2063 (b)	2,355,000	2,407,542
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 221, 3.5% 10/1/2032 (c)	235,000	234,569
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 232, 5% 10/1/2026 (c)	1,580,000	1,608,170
		37,195,682
Special Tax - 2.7%
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2030	6,685,000	7,492,833
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2030	4,625,000	5,183,897
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2030	3,020,000	3,384,945
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2031	7,500,000	8,510,033
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 5/1/2030	2,475,000	2,748,466
New York NY City Ida Rev (Queens Ballpark Company LLC Proj.) Series 2021A, 5% 1/1/2026 (Assured Guaranty Inc Insured)	1,000,000	1,005,161
New York NY City Ida Rev (Queens Ballpark Company LLC Proj.) Series 2021A, 5% 1/1/2027 (Assured Guaranty Inc Insured)	1,000,000	1,028,043
New York NY City Transitional Fin Auth Rev Series FISCAL 2017 E, 5% 2/1/2030	2,990,000	3,088,729
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2017 A, 5% 3/15/2031	2,745,000	2,840,316
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2031	7,535,000	8,515,021
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2030	3,820,000	4,234,854
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2023 A, 5% 3/15/2029	5,000,000	5,426,986
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2023 A, 5% 3/15/2030	7,295,000	8,087,242
New York State Dormitory Authority (New York State Pit Proj.) Series 2021 A, 5% 3/15/2029	955,000	1,036,554
NY Mta Dedicated Tax Fund Series B 1, 4% 11/15/2025	250,000	250,402
NY Payroll Mobility Tax 2% tender 5/15/2045 (b)	7,870,000	7,815,664
NY Payroll Mobility Tax 2% tender 5/15/2045 (b)	2,575,000	2,473,494
NY Payroll Mobility Tax 5% tender 5/15/2050 (b)	2,470,000	2,502,645
		75,625,285
Transportation - 2.1%
Metropolitan Transn Auth NY Rv Series 2016 D, 5% 11/15/2027	1,500,000	1,538,173
Metropolitan Transn Auth NY Rv Series 2017 A, 5% 11/15/2026	5,815,000	5,960,055
Metropolitan Transn Auth NY Rv Series 2017 C 2, 0% 11/15/2029 (e)	7,825,000	6,925,255
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2028	4,340,000	4,596,005
New York St Brdg Auth Rev Series 2021 B, 5% 1/1/2027	1,500,000	1,547,501
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2025 (c)	2,295,000	2,301,440
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2026 (c)	1,180,000	1,206,052
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2025	800,000	802,651
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2026	1,250,000	1,280,495
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2027	1,250,000	1,308,080
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2028	1,300,000	1,386,923
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2026 (c)	13,300,000	13,593,633
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2027 (c)	12,605,000	13,136,593
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2028 (c)	600,000	636,372
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) 5% 4/1/2027 (c)	1,350,000	1,389,382
Syracuse Regional Airport Authority 5% 7/1/2026 (c)	1,145,000	1,154,942
Syracuse Regional Airport Authority 5% 7/1/2027 (c)	1,515,000	1,554,154
		60,317,706
TOTAL NEW YORK		245,472,524
North Carolina - 1.1%
General Obligations - 0.0%
North Carolina St Gen. Oblig. Series 2016 B, 2% 6/1/2030	1,185,000	1,136,944
Health Care - 0.4%
Atrium Health Series 2021C, 5% tender 1/15/2050 (b)	1,570,000	1,674,455
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 2.55% tender 6/1/2048 (b)	7,335,000	7,317,232
North Carolina Med Care Commn Hosp Rev (Caromont Health Inc Proj.) 5% tender 2/1/2051 (b)	1,110,000	1,117,690
		10,109,377
Housing - 0.1%
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) 4% 7/1/2050	2,785,000	2,808,354
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) Series 52 A, 6.25% 1/1/2055	1,140,000	1,237,340
		4,045,694
Transportation - 0.5%
Charlotte NC Arpt Rev Series 2019B, 5% 7/1/2027 (c)	735,000	761,731
Charlotte NC Arpt Rev Series 2021 B, 5% 7/1/2027 (c)	4,500,000	4,663,661
Charlotte NC Arpt Rev Series 2021 B, 5% 7/1/2028 (c)	1,675,000	1,773,755
Charlotte NC Arpt Rev Series 2021 B, 5% 7/1/2029 (c)	865,000	929,540
North Carolina St Grant Antic Rev Series 2021, 5% 3/1/2027	2,305,000	2,388,473
North Carolina St Grant Antic Rev Series 2021, 5% 3/1/2028	2,375,000	2,520,939
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2027 (c)	355,000	366,623
		13,404,722
Water & Sewer - 0.1%
Union Cnty NC Enterprise Sys Rev Series 2021, 5% 6/1/2026	750,000	762,567
Union Cnty NC Enterprise Sys Rev Series 2021, 5% 6/1/2027	775,000	808,866
		1,571,433
TOTAL NORTH CAROLINA		30,268,170
North Dakota - 0.2%
Housing - 0.2%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 3% 1/1/2052	1,025,000	1,013,537
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2021 B, 3% 7/1/2052	2,960,000	2,913,625
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2023 F, 6.25% 1/1/2054	405,000	440,917
		4,368,079
TOTAL NORTH DAKOTA		4,368,079
Ohio - 2.3%
Education - 0.0%
Ohio St Higher Ed Fac Comm (Case Western Reserve Univ, Oh Proj.) 1.625% tender 12/1/2034 (b)	1,345,000	1,316,992
Electric Utilities - 0.3%
American Mun Pwr Rev Series 2021A, 5% 2/15/2026	300,000	302,605
American Mun Pwr Rev Series 2021A, 5% 2/15/2027	400,000	413,184
American Mun Pwr Rev Series 2023A, 5% 2/15/2028	3,615,000	3,815,894
American Mun Pwr Rev Series 2023A, 5% 2/15/2029	4,555,000	4,909,396
		9,441,079
General Obligations - 0.3%
Lancaster Port Auth OH Gas Rev Series 2024 A, 5% tender 2/1/2055 (Royal Bank of Canada Guaranteed) (b)	5,690,000	6,111,334
Ohio St Adult Correctional Cap Facs (State of Ohio Proj.) 5% 10/1/2026	1,750,000	1,793,739
		7,905,073
Health Care - 0.9%
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) Series 2020, 5% 11/15/2026	375,000	382,938
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) Series 2020, 5% 11/15/2027	205,000	212,787
Butler Cnty OH Hosp Facs Rev (Uc Health Proj.) Series 2017, 5% 11/15/2028	1,075,000	1,102,354
Miami Cnty OH Hosp Facs Rev (Kettering Med Ctr Inc, OH Proj.) 5% 8/1/2027	1,000,000	1,038,394
Miami Cnty OH Hosp Facs Rev (Kettering Med Ctr Inc, OH Proj.) 5% 8/1/2028	1,000,000	1,058,019
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2027	575,000	597,077
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2028	1,295,000	1,370,134
Ohio St Hosp Rev (Cleveland Clinic Foundation Proj.) Series 2019 C, 2.75% tender 1/1/2052 (b)	3,920,000	3,901,992
Ohio St Hosp Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2032	6,150,000	6,929,472
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2020 B, 3.9% tender 1/15/2050 (b)	3,350,000	3,430,136
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2026	1,285,000	1,292,660
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2019, 5% 2/15/2029	1,210,000	1,248,502
		22,564,465
Housing - 0.5%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	155,000	157,034
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2021 C, 3.25% 3/1/2051	12,530,000	12,444,292
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 B, 6% 3/1/2055	1,430,000	1,569,353
		14,170,679
Transportation - 0.3%
Columbus OH Regl Arpt Au Rev 5% 1/1/2031 (c)	4,640,000	5,061,924
Columbus OH Regl Arpt Au Rev 5% 1/1/2032 (c)	2,645,000	2,897,517
		7,959,441
TOTAL OHIO		63,357,729
Oklahoma - 0.6%
General Obligations - 0.5%
Oklahoma Cnty Indep Sch Dist 89 Oklahoma City 3% 7/1/2026	14,520,000	14,527,455
Housing - 0.0%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) 6% 3/1/2054	260,000	285,992
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) Series 2023D, 6.5% 9/1/2054	285,000	320,097
		606,089
Transportation - 0.1%
Oklahoma St Tpk Auth Tpk Rev 5% 1/1/2032 (g)	1,650,000	1,866,574
TOTAL OKLAHOMA		17,000,118
Oregon - 0.2%
General Obligations - 0.1%
Salem Keizer School Dist 0% 6/15/2028 (e)	2,300,000	2,114,507
Health Care - 0.0%
Oregon St Facs Auth Rev (Samaritan Health Services Proj.) Series 2020 A, 5% 10/1/2025	225,000	225,000
Oregon St Facs Auth Rev (Samaritan Health Services Proj.) Series 2020 A, 5% 10/1/2026	150,000	152,139
Oregon St Facs Auth Rev (Samaritan Health Services Proj.) Series 2020 A, 5% 10/1/2027	150,000	154,962
		532,101
Transportation - 0.1%
Port of Portland Arpt Rev 5% 7/1/2026 (c)	1,515,000	1,538,293
Port of Portland Arpt Rev 5% 7/1/2029 (c)	430,000	461,292
		1,999,585
TOTAL OREGON		4,646,193
Pennsylvania - 2.5%
Education - 0.0%
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 3.5% (h)	970,000	465,600
Electric Utilities - 0.3%
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5% 8/1/2030	1,150,000	1,275,753
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5% 8/1/2031	1,120,000	1,259,529
Philadelphia PA Gas Wks Rev Series SEVENTEENTH B, 5% 8/1/2030	2,000,000	2,218,700
Philadelphia PA Gas Wks Rev Series SEVENTEENTH B, 5% 8/1/2031	2,600,000	2,923,909
		7,677,891
General Obligations - 0.6%
Pennsylvania St Gen. Oblig. Series 2018, 3.2% 3/1/2029	4,065,000	4,113,157
Pennsylvania St Gen. Oblig. Series 2018, 3.35% 3/1/2030	6,055,000	6,145,791
Pennsylvania St Gen. Oblig. Series 2019, 5% 7/15/2028	1,760,000	1,882,181
Pennsylvania St Gen. Oblig. Series 2019, 5% 7/15/2029	1,395,000	1,523,030
Philadelphia PA Sch Dist 5% 9/1/2026	750,000	765,976
Reading PA Sch Dist Series 2017, 5% 3/1/2026 (Assured Guaranty Inc Insured)	260,000	262,518
Reading PA Sch Dist Series 2017, 5% 3/1/2027 (Assured Guaranty Inc Insured)	250,000	257,494
Reading PA Sch Dist Series 2017, 5% 3/1/2028 (Assured Guaranty Inc Insured)	245,000	252,970
		15,203,117
Health Care - 0.7%
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 B, 5% tender 4/1/2043 (b)	3,420,000	3,486,919
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 C, 5% tender 4/1/2043 (b)	3,625,000	3,908,246
Lancaster PA Mun Auth Rev (Wellspan Health Group Proj.) Series 2023B, 5% 6/1/2029	2,650,000	2,873,437
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2029	1,000,000	1,083,321
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2023A, 5% 6/1/2029	8,475,000	9,171,037
		20,522,960
Housing - 0.0%
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2020 132A, 3.5% 4/1/2051	315,000	314,601
Transportation - 0.9%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2026 (c)	1,750,000	1,759,159
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2027 (c)	2,000,000	2,048,594
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2028 (c)	2,250,000	2,353,362
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2025	860,000	863,211
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2026	1,000,000	1,028,440
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2027	750,000	789,808
Pennsylvania Turnpike Commission Series THIRD 2025 SUB 2, 5% tender 12/1/2045 (b)	2,600,000	2,931,296
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2028 (c)	3,100,000	3,269,283
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2029 (c)	1,830,000	1,963,172
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2030 (c)	2,745,000	2,992,055
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2031 (c)	2,000,000	2,204,573
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2032 (c)	2,600,000	2,878,942
		25,081,895
TOTAL PENNSYLVANIA		69,266,064
Puerto Rico - 0.4%
General Obligations - 0.1%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	2,265,000	2,423,005
Water & Sewer - 0.3%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 5% 7/1/2028 (d)	7,500,000	7,700,877
TOTAL PUERTO RICO		10,123,882
Rhode Island - 0.5%
Education - 0.2%
Rhode Island St Student Ln 5% 12/1/2025 (c)	845,000	847,667
Rhode Island St Student Ln 5% 12/1/2026 (c)	1,200,000	1,224,356
Rhode Island St Student Ln Series 2017A, 4% 12/1/2026 (c)	355,000	354,185
Rhode Island St Student Ln Series 2019, 5% 12/1/2025 (c)	1,900,000	1,905,997
Rhode Island St Student Ln Series 2019, 5% 12/1/2026 (c)	1,000,000	1,017,417
Rhode Island St Student Ln Series 2019, 5% 12/1/2028 (c)	510,000	537,184
Rhode Island St Student Ln Series 2021 A, 5% 12/1/2027 (c)	900,000	933,440
		6,820,246
General Obligations - 0.1%
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2030 (Build America Mutual Assurance Co Insured)	1,000,000	1,109,215
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2031 (Build America Mutual Assurance Co Insured)	1,000,000	1,123,978
		2,233,193
Housing - 0.0%
Rhode Island Housing & Mortgage Finance Corp (RI Homeownership Proj.) Series 72 A, 3.5% 10/1/2050	725,000	724,395
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 68 C, 3.15% 10/1/2031 (c)	470,000	463,250
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 70, 4% 10/1/2049	330,000	331,936
		1,519,581
Tobacco Bonds - 0.2%
Tobacco Setlement Fing Corp RI Series 2015 A, 5% 6/1/2026	3,425,000	3,441,083
Tobacco Setlement Fing Corp RI Series 2015 A, 5% 6/1/2027	980,000	984,594
		4,425,677
TOTAL RHODE ISLAND		14,998,697
South Carolina - 0.7%
Education - 0.3%
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2031	515,000	580,095
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2032	565,000	643,746
Clemson Univ SC Higher Ed Rev Series 2025B, 5% 5/1/2028	1,795,000	1,909,984
Clemson Univ SC Higher Ed Rev Series 2025B, 5% 5/1/2029	850,000	924,419
Clemson Univ SC Higher Ed Rev Series 2025B, 5% 5/1/2030	895,000	992,155
Clemson Univ SC Higher Ed Rev Series 2025B, 5% 5/1/2031	1,000,000	1,126,398
Clemson Univ SC Higher Ed Rev Series 2025B, 5% 5/1/2032	1,100,000	1,253,311
		7,430,108
Electric Utilities - 0.3%
South Carolina St Svc Auth Rev Series 2021A, 5% 12/1/2026	670,000	688,108
South Carolina St Svc Auth Rev Series 2021A, 5% 12/1/2027	750,000	789,664
South Carolina St Svc Auth Rev Series 2021B, 5% 12/1/2025	500,000	501,764
South Carolina St Svc Auth Rev Series 2021B, 5% 12/1/2026	500,000	513,513
South Carolina St Svc Auth Rev Series 2021B, 5% 12/1/2027	450,000	473,798
South Carolina St Svc Auth Rev Series 2021B, 5% 12/1/2028	800,000	860,734
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2029	625,000	685,358
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2030	755,000	838,985
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2031	1,000,000	1,121,002
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2032	1,750,000	1,971,650
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2032	245,000	276,031
		8,720,607
General Obligations - 0.0%
Scago Edl Facs Corp For Colleton Sch Dist SC Installment Pur Rev (Colleton County School District Proj.) Series 2015, 5% 12/1/2026	1,075,000	1,076,710
York Cnty SC Sch Dist No 4 Fort Mill Series 2020C, 1.25% 3/1/2031	1,005,000	883,900
		1,960,610
Health Care - 0.0%
Ctsc Jobs-Eco Dev Aut (Beaufort Mem Hosp Proj.) Series 2024, 5% 11/15/2027	250,000	257,782
Ctsc Jobs-Eco Dev Aut (Beaufort Mem Hosp Proj.) Series 2024, 5% 11/15/2028	265,000	276,430
Ctsc Jobs-Eco Dev Aut (Beaufort Mem Hosp Proj.) Series 2024, 5% 11/15/2029	250,000	263,404
		797,616
Housing - 0.1%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2019 A, 4% 1/1/2050	590,000	596,453
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2023 B, 6% 1/1/2054	875,000	961,590
		1,558,043
TOTAL SOUTH CAROLINA		20,466,984
South Dakota - 0.3%
Health Care - 0.3%
South Dakota St Hlth & Edl Fac (Sanford Health, Sd Proj.) 5% tender 11/1/2052 (b)	6,645,000	7,160,575
Housing - 0.0%
South Dakota Housing Development Authority (SD Mortgage Proj.) Series 2023G, 6.25% 5/1/2055	585,000	635,876
TOTAL SOUTH DAKOTA		7,796,451
Tennessee - 1.6%
Electric Utilities - 0.5%
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2027	1,000,000	1,041,513
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2030	3,375,000	3,756,084
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2033	2,000,000	2,301,292
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 B, 5% 5/15/2027	3,495,000	3,639,520
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 B, 5% 5/15/2032	3,585,000	4,092,400
		14,830,809
General Obligations - 0.3%
Tennessee Engy Acq Crp Gas Rev Series 2025A, 5% 12/1/2031 (Pacific Life Insurance Co Guaranteed)	3,000,000	3,271,369
Tennessee Engy Acq Crp Gas Rev Series 2025A, 5% 12/1/2032 (Pacific Life Insurance Co Guaranteed)	2,350,000	2,561,151
Tennessee Engy Acq Crp Gas Rev Series 2025A, 5% 12/1/2033 (Pacific Life Insurance Co Guaranteed)	2,500,000	2,704,330
		8,536,850
Health Care - 0.2%
Shelby County Health Educational & Housing Facilities Board (Baptist Memorial Hlth Car Corp Proj.) Series 2024B, 5% tender 9/1/2049 (b)	3,550,000	3,780,244
Shelby County Health Educational & Housing Facilities Board (Baptist Memorial Hlth Car Corp Proj.) Series 2025 B, 5% tender 9/1/2044 (b)	1,560,000	1,690,701
		5,470,945
Housing - 0.0%
Tennessee Housing Development Agency (TN Residential Finance 1/29/13 Proj.) Series 2021 3A, 3% 1/1/2052	1,160,000	1,144,156
Transportation - 0.6%
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2026 (c)	2,000,000	2,030,451
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2027 (c)	2,435,000	2,519,334
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2028 (c)	3,125,000	3,296,496
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2029 (c)	3,800,000	4,076,532
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2030 (c)	3,000,000	3,263,067
		15,185,880
TOTAL TENNESSEE		45,168,640
Texas - 12.0%
Education - 0.4%
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) Series 2016 A, 5% 4/1/2026	2,425,000	2,446,809
North Tex Higher Ed Auth Inc Tex Ed Ln Rev Series 2025A, 5% 6/1/2032 (c)(g)	1,250,000	1,333,715
Texas Technical College Sys Fing Rev 5% 8/1/2030 (Assured Guaranty Inc Insured)	4,690,000	5,199,127
Texas Technical College Sys Fing Rev 5% 8/1/2032 (Assured Guaranty Inc Insured)	2,000,000	2,272,200
		11,251,851
Electric Utilities - 1.4%
Austin TX Elec Util Sys Rev Series 2024, 5% 11/15/2030	1,450,000	1,613,133
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2029 (Assured Guaranty Inc Insured)	1,650,000	1,780,055
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2030 (Assured Guaranty Inc Insured)	1,100,000	1,209,024
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2031 (Assured Guaranty Inc Insured)	1,000,000	1,116,765
Lower Colorado River Authority Series 2022, 5% 5/15/2027 (Assured Guaranty Inc Insured)	1,385,000	1,440,451
Lower Colorado River Authority Series 2025 A, 5% 5/15/2032	2,610,000	2,950,632
Lower Colorado River Authority Series 2025 A, 5% 5/15/2033	3,000,000	3,414,399
Lower Colorado River Authority Series 2025 B, 5% 5/15/2032	4,355,000	4,923,373
Lower Colorado River Authority Series 2025 B, 5% tender 5/15/2045 (b)	4,170,000	4,577,945
Lubbock TX Elec Lt & Pwr Sys Rev 5% 4/15/2027	1,450,000	1,505,194
San Antonio TX Elec & Gas Rev 1.125% tender 12/1/2045 (b)	10,810,000	10,526,071
San Antonio TX Elec & Gas Rev 2% tender 2/1/2049 (b)	3,250,000	3,151,133
		38,208,175
General Obligations - 5.0%
Alvin Tex Indpt Sch Dist Series 2024, 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,102,786
Alvin Tex Indpt Sch Dist Series 2024, 5% 2/15/2031 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,121,721
Bastrop Tex Indpt Sch Dist Series 2023, 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	1,150,000	1,265,699
Birdville TX Indpt Sch Dist Series 2021, 5% 2/15/2026 (Permanent Sch Fund of Texas Guaranteed)	800,000	807,274
Boerne TX Isd Series 2023, 3.125% tender 2/1/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	1,415,000	1,419,582
Boerne TX Isd Series 2024, 4% tender 2/1/2054 (Permanent Sch Fund of Texas Guaranteed) (b)	2,530,000	2,598,654
Brazos Cnty Tex Gen. Oblig. 1.5% 9/1/2032	1,335,000	1,146,346
City of Coppell TX Gen. Oblig. Series 2020, 1% 2/1/2031	1,395,000	1,221,263
City of Coppell TX Gen. Oblig. Series 2020, 1.125% 2/1/2032	1,405,000	1,201,505
City of Waco TX Gen. Oblig. 1.5% 2/1/2031	3,770,000	3,433,929
Comal Cnty Tex Gen. Oblig. Series 2017, 4% 2/1/2026	1,780,000	1,788,683
Comal Tex Indpt Sch Dist Series 2020, 1.5% 2/1/2031 (Permanent Sch Fund of Texas Guaranteed)	7,135,000	6,412,349
Denton TX Gen. Oblig. Series 2020 A, 5% 2/15/2026	1,025,000	1,034,206
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2031	1,325,000	1,252,431
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2028	1,665,000	1,778,123
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2029	1,000,000	1,090,160
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2030	1,000,000	1,109,598
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2031	1,250,000	1,403,385
Fort Bend TX Indpt Sch Dist Series 2021 B, 0.72% tender 8/1/2051 (Permanent Sch Fund of Texas Guaranteed) (b)	2,830,000	2,762,088
Fort Worth Tex Indpt Sch Dist Series 2019 A, 2.375% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	460,000	429,960
Fort Worth TX Gen. Oblig. Series 2020, 5% 3/1/2026	3,800,000	3,836,794
Goose Creek TX Cons Indpt Sch 0.6% tender 2/15/2035 (Permanent Sch Fund of Texas Guaranteed) (b)	3,500,000	3,432,194
Hallsville TX Indpt Sch Dist Series 2020, 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,082,350
Harris County Hospital District Gen. Oblig. Series 2016, 3% 2/15/2031	2,650,000	2,651,303
Hays TX Cons Indpt Schl Dist Series 2022, 5% 2/15/2027 (Permanent Sch Fund of Texas Guaranteed)	650,000	671,327
Hays TX Cons Indpt Schl Dist Series 2022, 5% 2/15/2028 (Permanent Sch Fund of Texas Guaranteed)	650,000	688,381
Hays TX Cons Indpt Schl Dist Series 2022, 5% 2/15/2029 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,082,064
Houston TX Gen. Oblig. Series 2017 A, 5% 3/1/2027	1,545,000	1,598,277
Hurst Euless Bedford TX Ind Sch Dist Series 2024, 5% 8/15/2029 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,643,748
Hurst Euless Bedford TX Ind Sch Dist Series 2024, 5% 8/15/2030 (Permanent Sch Fund of Texas Guaranteed)	2,000,000	2,234,400
Hurst Euless Bedford TX Ind Sch Dist Series 2024, 5% 8/15/2031 (Permanent Sch Fund of Texas Guaranteed)	4,535,000	5,135,325
Kilgore TX Indpt Sch Dist Series 2020, 5% 2/15/2026 (Permanent Sch Fund of Texas Guaranteed)	1,075,000	1,084,454
Leander Independent School District Series 2023A, 0% 2/15/2031 (Permanent Sch Fund of Texas Guaranteed) (e)	5,630,000	4,815,796
Leander Independent School District Series 2025 A, 0% 8/15/2028 (Permanent Sch Fund of Texas Guaranteed) (e)	980,000	906,751
Leander Independent School District Series 2025 A, 0% 8/15/2029 (Permanent Sch Fund of Texas Guaranteed) (e)	620,000	557,110
Leander Independent School District Series 2025 A, 0% 8/15/2030 (Permanent Sch Fund of Texas Guaranteed) (e)	560,000	487,827
Llano Tex Indpt Sch Dist Series 2023, 5% 2/15/2028 (Permanent Sch Fund of Texas Guaranteed)	1,150,000	1,217,905
Llano Tex Indpt Sch Dist Series 2023, 5% 2/15/2029 (Permanent Sch Fund of Texas Guaranteed)	500,000	541,369
Llano Tex Indpt Sch Dist Series 2023, 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,658,110
Llano Tex Indpt Sch Dist Series 2023, 5% 2/15/2031 (Permanent Sch Fund of Texas Guaranteed)	750,000	788,872
Mckinney Tex Indpt Sch Dist Series 2021, 5% 2/15/2027 (Permanent Sch Fund of Texas Guaranteed)	1,300,000	1,343,367
Medina Valley Tex Indpt Sch Dist Series 2023, 5% 2/15/2028 (Permanent Sch Fund of Texas Guaranteed)	1,825,000	1,927,999
Medina Valley Tex Indpt Sch Dist Series 2023, 5% 2/15/2029 (Permanent Sch Fund of Texas Guaranteed)	1,605,000	1,731,847
Medina Valley Tex Indpt Sch Dist Series 2023, 5% 2/15/2030 (Permanent Sch Fund of Texas Insured), (Permanent Sch Fund of Texas Guaranteed)	3,065,000	3,382,714
Medina Valley Tex Indpt Sch Dist Series 2023, 5% 2/15/2031 (Permanent Sch Fund of Texas Insured), (Permanent Sch Fund of Texas Guaranteed)	4,555,000	5,116,737
Midway TX Indpt Sch Dist 4% 8/1/2027 (Permanent Sch Fund of Texas Guaranteed)	1,425,000	1,464,203
New Caney TX Indpt Sch Dist New Series 2024, 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	2,000,000	2,209,066
New Caney TX Indpt Sch Dist New Series 2024, 5% 2/15/2031 (Permanent Sch Fund of Texas Guaranteed)	1,450,000	1,626,495
New Caney TX Indpt Sch Dist New Series 2024, 5% 2/15/2032 (Permanent Sch Fund of Texas Guaranteed)	1,900,000	2,150,803
North East Indpt Sch Dist TX Series 2024, 3.75% tender 8/1/2049 (Permanent Sch Fund of Texas Guaranteed) (b)	3,250,000	3,302,211
Northside TX Indpt Sch Dist Series 2020, 3.55% tender 6/1/2050 (Permanent Sch Fund of Texas Guaranteed) (b)	9,720,000	9,855,240
Northside TX Indpt Sch Dist Series 2024B, 3.45% tender 8/1/2054 (Permanent Sch Fund of Texas Guaranteed) (b)	9,360,000	9,460,261
Pecos Barstow Toyah Ind Sch Dist Series 2023, 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	2,200,000	2,324,466
Pharr San Juan Alamo TX Isd Series 2016, 5% 2/1/2026 (Permanent Sch Fund of Texas Guaranteed)	1,130,000	1,132,199
Plano TX Gen. Oblig. Series 2024, 5% 9/1/2027	1,020,000	1,069,241
Plano TX Gen. Oblig. Series 2024, 5% 9/1/2028	1,070,000	1,147,529
Plano TX Gen. Oblig. Series 2024, 5% 9/1/2029	1,120,000	1,226,016
Tarrant Cnty Tex College Dist Gen. Oblig. Series 2022, 5% 8/15/2027	3,000,000	3,141,843
Texas State Gen. Oblig. Series 2020 B, 3% 8/1/2026 (c)	4,845,000	4,848,552
Texas State Gen. Oblig. Series 2020 B, 4% 8/1/2027 (c)	5,085,000	5,174,639
Waxahachie TX Indpt Sch Dist 3% 8/15/2030 (Permanent Sch Fund of Texas Guaranteed)	1,905,000	1,917,541
Wichita Falls TX Indpt Sch Dis Series 2021, 4% 2/1/2026 (Permanent Sch Fund of Texas Guaranteed)	850,000	853,578
Wichita Falls TX Indpt Sch Dis Series 2021, 4% 2/1/2027 (Permanent Sch Fund of Texas Guaranteed)	1,100,000	1,121,711
Wichita Falls TX Indpt Sch Dis Series 2021, 4% 2/1/2028 (Permanent Sch Fund of Texas Guaranteed)	900,000	929,310
		138,951,667
Health Care - 1.7%
Harris Cnty TX Cultural Ed Facs Fin Corp Med Facs Rev (Baylor College of Medicine Proj.) Series 2016, 5% 11/15/2025	1,500,000	1,503,610
Harris Cnty TX Cultural Ed Facs Fin Corp Med Facs Rev (Baylor College of Medicine Proj.) Series 2024A, 5% 5/15/2029	2,320,000	2,475,382
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) 5% tender 7/1/2049 (b)	6,545,000	6,716,491
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) 5% tender 7/1/2054 (b)	10,000,000	10,706,102
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) Series 2020 C 3, 5% tender 6/1/2032 (b)	7,000,000	7,183,413
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) 5% tender 11/15/2052 (b)	4,490,000	4,528,846
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Health Resources Proj.) Series 2016 A, 5% 2/15/2026	1,465,000	1,478,107
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Health Resources Proj.) Series 2025 B, 5% tender 11/15/2064 (b)	11,000,000	11,883,872
		46,475,823
Housing - 0.1%
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mortgage Proj.) Series 2023B, 6% 1/1/2054	3,755,000	4,127,627
Transportation - 2.8%
Austin Tex Airport Sys Series 2019 B, 5% 11/15/2025 (c)	650,000	651,605
Central TX Regl Mobility Auth Rev 5% 1/1/2026	2,800,000	2,814,089
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2026 (c)	500,000	508,061
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2027 (c)	905,000	937,129
City of Houston TX Airport System Revenue Series 2020 B, 5% 7/1/2026	2,250,000	2,289,312
Dallas Fort Worth International Airport Series 2020 A, 5% 11/1/2026	2,595,000	2,661,959
Dallas Fort Worth International Airport Series 2025 A 2, 5% tender 11/1/2050 (b)(c)(g)	13,000,000	14,047,684
Fort Bend Cnty Tex Toll Rd Rev Series 2025, 5% 3/1/2029 (Assured Guaranty Inc Insured)	1,100,000	1,187,827
Fort Bend Cnty Tex Toll Rd Rev Series 2025, 5% 3/1/2030 (Assured Guaranty Inc Insured)	1,350,000	1,486,765
Fort Bend Cnty Tex Toll Rd Rev Series 2025, 5% 3/1/2031 (Assured Guaranty Inc Insured)	750,000	839,179
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2023, 5% tender 10/1/2052 (b)	10,430,000	10,920,548
Love Field TX Arpt Mod Rev 5% 11/1/2026 (c)	2,845,000	2,906,127
Love Field TX Arpt Mod Rev 5% 11/1/2027 (c)	2,885,000	3,008,065
Love Field TX Arpt Mod Rev 5% 11/1/2028 (c)	11,150,000	11,832,421
Love Field TX Arpt Mod Rev 5% 11/1/2029 (c)	11,705,000	12,603,106
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2026 (c)	1,075,000	1,076,670
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2030 (c)	1,960,000	1,962,874
North TX Twy Auth Rev 5% 1/1/2029	1,970,000	2,119,345
San Antonio TX Arpt Sys Rev 5% 7/1/2026 (c)	1,500,000	1,524,522
San Antonio TX Arpt Sys Rev 5% 7/1/2026 (c)	1,460,000	1,483,867
		76,861,155
Water & Sewer - 0.6%
City of El Paso TX Water & Sewer Revenue Series 2017, 5% 3/1/2030	1,750,000	1,802,599
City of El Paso TX Water & Sewer Revenue Series 2020, 3% 3/1/2030	1,150,000	1,149,510
Plano Tex Wtrwks & Swr Sys Rev 4% 5/1/2028	1,110,000	1,151,699
Texas Wtr Dev Brd Series 2016, 4% 10/15/2030	4,600,000	4,646,226
Texas Wtr Dev Brd Series 2016, 5% 4/15/2029	7,500,000	7,674,514
Texas Wtr Dev Brd Series 2022, 5% 8/1/2030	1,210,000	1,349,437
		17,773,985
TOTAL TEXAS		333,650,283
Utah - 1.0%
General Obligations - 0.0%
Ogden City School District 1.25% 6/15/2031 (Utah St Guaranteed)	1,730,000	1,476,810
Health Care - 0.5%
Utah Cnty Utah Hosp Rev (Ihc Health Services Inc Proj.) Series 2020B 2, 5% tender 5/15/2060 (b)	13,205,000	13,450,177
Housing - 0.1%
UT Hsg Corp Multifamily Rev Series 2025, 3% tender 9/1/2045 (b)	3,000,000	2,999,967
Transportation - 0.4%
Salt Lake City UT Arpt Rev 5% 7/1/2026	1,150,000	1,169,662
Salt Lake City UT Arpt Rev 5% 7/1/2027	750,000	781,198
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2027 (c)	510,000	528,548
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2026 (c)	2,550,000	2,588,825
Salt Lake City UT Arpt Rev Series 2025A, 5% 7/1/2032 (c)	5,000,000	5,536,427
		10,604,660
TOTAL UTAH		28,531,614
Vermont - 0.2%
Education - 0.1%
Vermont St Stud Assit Corp 5% 6/15/2026 (c)	1,045,000	1,056,606
Vermont St Stud Assit Corp 5% 6/15/2027 (c)	350,000	358,621
Vermont St Stud Assit Corp 5% 6/15/2028 (c)	425,000	440,500
Vermont St Stud Assit Corp 5% 6/15/2029 (c)	400,000	419,431
Vermont St Stud Assit Corp Series A, 5% 6/15/2027 (c)	560,000	573,794
		2,848,952
Housing - 0.1%
Vermont Hsg Fin Agy (Vermont Hsg Purp Bond Prog 7/1/07 Proj.) Series 2021A, 3% 11/1/2051	1,461,000	1,437,238
TOTAL VERMONT		4,286,190
Virginia - 0.4%
Electric Utilities - 0.2%
Halifax Cnty VA Indl Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) 3.8% tender 12/1/2041 (b)	1,975,000	2,003,964
Wise Cnty VA Indl Dev Auth Solid Waste & Sew Disp Rev (Virginia Electric And Power Co Proj.) Series 2009A, 3.125% tender 10/1/2040 (b)	1,950,000	1,963,197
		3,967,161
General Obligations - 0.0%
County of Loudoun VA Gen. Oblig. Series 2016 A, 2.5% 12/1/2028	1,345,000	1,335,553
Health Care - 0.1%
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2023 A, 5% tender 7/1/2053 (b)	1,065,000	1,162,389
Norfolk VA Economic Dev Auth Hosp Facs Rev (Sentara Hlth Sys Obl Group Proj.) Series 2018 A, 5% tender 11/1/2048 (b)	875,000	931,512
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2026	1,680,000	1,701,015
		3,794,916
Housing - 0.0%
Fairfax Cnty VA Redev & Hsg Auth Multi-Family Hsg Rev 5% tender 1/1/2045 (b)	1,055,000	1,090,601
Transportation - 0.1%
Norfolk VA Arpt Auth Rev 5% 7/1/2027	750,000	778,581
Norfolk VA Arpt Auth Rev 5% 7/1/2028	1,000,000	1,059,776
		1,838,357
TOTAL VIRGINIA		12,026,588
Washington - 4.1%
Electric Utilities - 0.1%
Chelan Cnty WA Pub Col River 0% 6/1/2028 (National Public Finance Guarantee Corporation Insured) (e)	1,615,000	1,495,958
Tacoma WA Elec Sys Rev Series 2017, 5% 1/1/2026	390,000	392,228
		1,888,186
General Obligations - 0.1%
King Cnty Wash Hsg Auth Hsg Rev Series 2019, 4% 11/1/2025 (King County WA Guaranteed)	1,260,000	1,260,993
King Cnty Wash Hsg Auth Hsg Rev Series 2019, 4% 11/1/2030 (King County WA Guaranteed)	1,575,000	1,633,802
		2,894,795
Health Care - 2.3%
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2026	2,560,000	2,605,213
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2027	2,425,000	2,520,674
Washington St Health Care Facs Auth Rev (Multicare Health System, Wa Proj.) Series 2025 B, 5% tender 8/15/2055 (b)	16,880,000	18,163,682
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2025 B, 5% 10/1/2030 (g)	16,000,000	17,536,312
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2025 B, 5% 10/1/2035 (g)	19,500,000	21,873,171
		62,699,052
Housing - 0.2%
King Cnty Wash Hsg Auth Affordable Hsg Rev 5% 1/1/2028	760,000	763,771
King Cnty Wash Hsg Auth Affordable Hsg Rev 5% 1/1/2028	380,000	389,411
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 4% 12/1/2028	375,000	385,250
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 4% 12/1/2030	575,000	596,519
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 4% 12/1/2031	450,000	458,839
Seattle Wash Hsg Auth Rev Series 2021, 1% 6/1/2026	1,545,000	1,516,896
Seattle Wash Hsg Auth Rev Series 2023, 5% 6/1/2027	1,290,000	1,312,395
Washington St Hsg Fin Comm Series 2021 2N, 5% 12/1/2025 (WA Single Family Prog 11/1/10 Guaranteed)	915,000	918,494
Washington St Hsg Fin Comm Series 2021 2N, 5% 6/1/2027 (WA Single Family Prog 11/1/10 Guaranteed)	500,000	519,772
		6,861,347
Transportation - 0.6%
Port Seattle WA Rev Series 2021C, 5% 8/1/2026 (c)	3,655,000	3,717,645
Port Seattle WA Rev Series 2021C, 5% 8/1/2027 (c)	2,260,000	2,344,682
Port Seattle WA Rev Series 2021C, 5% 8/1/2028 (c)	6,320,000	6,703,437
Port Seattle WA Rev Series 2025 B, 5% 10/1/2029 (c)	3,900,000	4,213,743
		16,979,507
Water & Sewer - 0.8%
King Cnty WA Swr Rev 0.875% tender 1/1/2042 (b)	21,845,000	21,673,584
TOTAL WASHINGTON		112,996,471
West Virginia - 0.4%
Electric Utilities - 0.3%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2009B, 3.7% tender 12/1/2042 (b)	6,620,000	6,780,869
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2015A, 3.375% tender 3/1/2040 (b)	780,000	792,800
		7,573,669
Industrial Development - 0.1%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2011A, 3.3% tender 1/1/2041 (b)(c)	4,915,000	4,950,230
TOTAL WEST VIRGINIA		12,523,899
Wisconsin - 3.2%
General Obligations - 0.3%
Iowa Cnty Wis Gen. Oblig. Series 2020, 2% 6/1/2033	825,000	705,857
Madison WI Gen. Oblig. Series 2020 A, 1.375% 10/1/2030	7,065,000	6,344,059
		7,049,916
Health Care - 2.9%
Public Fin Auth WI Revenue (Prime Healthcare Foundation Inc Proj.) Series 2018A, 5% 12/1/2027	585,000	594,255
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 5% 1/1/2027	1,085,000	1,113,788
Wisconsin Health & Educational Facilities Authority (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	1,210,000	1,231,880
Wisconsin Health & Educational Facilities Authority (Froedtert Thedacare Proj.) Series 2017 A, 5% 4/1/2029	1,765,000	1,821,441
Wisconsin Health & Educational Facilities Authority (Sanford Health, Sd Proj.) 5% tender 2/15/2051 (b)	5,000,000	5,102,250
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	3,670,000	3,726,992
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	3,070,000	3,300,316
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	2,675,000	2,716,540
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) Series 2018C 4, 5% tender 8/15/2054 (b)	1,125,000	1,209,038
Wisconsin St Health & Edl Facs Auth Rev (Froedtert Thedacare Proj.) Series 2025 B, 5% 10/1/2029	16,320,000	17,774,672
Wisconsin St Health & Edl Facs Auth Rev (Froedtert Thedacare Proj.) Series 2025 B, 5% 10/1/2032	24,290,000	27,289,298
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 5% 2/15/2029	13,090,000	13,997,145
		79,877,615
Housing - 0.0%
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (WI Home Ownership Proj.) Series 2021 A, 3% 3/1/2052	860,000	847,657
TOTAL WISCONSIN		87,775,188
Wyoming - 0.0%
Health Care - 0.0%
Laramie WY (Cheyenne Regional Med Center Proj.) Series 2021, 4% 5/1/2027	370,000	376,198
TOTAL MUNICIPAL SECURITIES (Cost $2,693,294,509)		2,700,961,901

Money Market Funds - 4.3%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (i)(j) (Cost $119,252,040)	3.29	119,228,194	119,252,040

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $2,812,546,549)	2,820,213,941
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(36,327,722)
NET ASSETS - 100.0%	2,783,886,219

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,586,030 or 0.6% of net assets.

(e)	Zero coupon bond which is issued at a discount.
(f)	Level 3 security.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Non-income producing - Security is in default.
(i)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	28,997,079	538,835,960	448,580,999	1,485,635	-	-	119,252,040	119,228,194	3.9%
Total	28,997,079	538,835,960	448,580,999	1,485,635	-	-	119,252,040

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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